UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-07925

WesMark Funds

(Exact name of Registrant as specified in charter)

One Bank Plaza, 5th floor

Wheeling, WV 26003

(Address of principal executive offices)

(304) 234-9000

(Registrant’s telephone number)

Scott Fuchs

ALPS Fund Services, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

(Name and address of agent for service)

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission, not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

WMBLX

WesMark Balanced Fund

Semi-Annual Shareholder Report

June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about WesMark Balanced Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.

You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at

1-800-864-1013.

What were the Fund's cost for the six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
WesMark Balanced Fund	$67	1.34%

How did the Fund perform for the last six months?

The year began optimistically with global recovery signs, but inflation, geopolitical tensions, and central bank actions introduced volatility. Large-cap growth drove an outsized proportion of overall returns led by the technology sector. We continue to favor companies with robust growth potential, although we are remaining cognizant of valuations. Short-term interest rates remained flat while long-term rates were volatile as economic data was released. We will continue to seek growth opportunities while prioritizing capital preservation in potentially volatile conditions.

How did the Fund perform over the past 10 years?

The WesMark Balanced Fund Fund returned 8.75% for the 12 months ended June 30, 2024. This is in contrast to the S&P 500 Total Return Index, which had a 24.56% return for the same time period. Please see below tables for additional indexes.

Total Return Based on a $10,000 Investment

$35k
$30k
$25k
$20k
$15k
$10k
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
WesMark Balanced Fund - $17,268
60% S&P 500 and 40% Bloomberg Int Gov/Cred - $22,560
60% S&P 500 and 40% Bloomberg US Aggregate - $22,354
Bloomberg US Aggregate Bond Index - $11,430
Bloomberg US Intermediate Government/Credit Index - $11,657
S&P 500 Total Return Index - $33,521

	WesMark Balanced Fund - $17,268	60% S&P 500 and 40% Bloomberg Int Gov/Cred - $22,560	60% S&P 500 and 40% Bloomberg US Aggregate - $22,354	Bloomberg US Aggregate Bond Index - $11,430	Bloomberg US Intermediate Government/Credit Index - $11,657	S&P 500 Total Return Index - $33,521
2024	$17,268	$22,560	$22,354	$11,430	$11,657	$33,521
2023	$15,879	$19,419	$19,367	$11,137	$11,188	$26,912
2022	$15,171	$17,388	$17,410	$11,243	$11,199	$22,503
2021	$16,077	$19,109	$19,397	$12,533	$12,078	$25,175
2020	$13,041	$15,501	$15,768	$12,575	$12,055	$17,881
2019	$12,795	$14,363	$14,522	$11,564	$11,254	$16,633
2018	$11,978	$13,120	$13,218	$10,720	$10,525	$15,064
2017	$11,316	$12,119	$12,200	$10,763	$10,586	$13,170
2016	$10,500	$10,981	$11,058	$10,797	$10,608	$11,171
2015	$10,143	$10,520	$10,528	$10,186	$10,168	$10,742
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

WesMark Balanced Fund	WesMark Balanced Fund
Total Net Assets	$98,316,284
# of Portfolio Holdings	123
Portfolio Turnover Rate	6%
Advisory Fees Paid	$367,649

Average Annual Total Returns

WesMark Balanced Fund	1 Year	5 Year	10 Year
WesMark Balanced Fund	8.75%	6.18%	5.61%
S&P 500 Total Return Index	24.56%	15.05%	12.86%
Bloomberg US Aggregate Bond Index	2.63%	- 0.23%	1.35%
60% S&P 500 and 40% Bloomberg US Aggregate	15.42%	9.01%	8.38%
Bloomberg US Intermediate Government/Credit Index	4.19%	0.71%	1.55%
60% S&P 500 and 40% Bloomberg Int Gov/Cred	16.17%	9.45%	8.48%

Past performance does not guarantee future results. Call 1-800-864-1013 for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of Fund's net assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.6%
Short Term Security	0.4%
Equity - Materials	0.9%
Equity - Real Estate	0.9%
Commercial Mortgage-Backed Securities	1.5%
Equity - Communication Services	1.6%
Equity - Utilities	1.7%
Taxable Municipal Bonds	2.5%
Equity - Energy	4.6%
Equity - Consumer Discretionary	4.7%
Equity - Consumer Staples	7.4%
Equity - Industrials	7.5%
Equity - Financials	7.5%
U.S. Government Securities	8.8%
Equity - Health Care	12.4%
Equity - Information Technology	13.8%
Corporate Bond	23.2%

Top 10 Holdings *

(% of Fund's net assets)

Top 10	Top 10
Apple, Inc.	6.3%
Eli Lilly & Co.	3.5%
Chevron Corp.	3.5%
AbbVie, Inc.	2.9%
Cisco Systems, Inc.	2.8%
JPMorgan Chase & Co.	2.8%
Texas Instruments, Inc.	2.7%
Caterpillar, Inc.	2.5%
PepsiCo, Inc.	2.5%
Emerson Electric Co.	2.5%
Total % of Top 10 Holdings	32.0%

* Holdings are subject to change.

Asset Weighting (% of Fund's net assets)

Value	Value
COMMON STOCK	63.0%
CORPORATE BONDS	23.2%
U.S. GOVERNMENT SECURITIES	5.4%
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES	2.9%
TAXABLE MUNICIPAL BONDS	2.5%
COMMERCIAL MORTGAGE-BACKED SECURITIES	1.5%
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS	0.5%
SHORT TERM INVESTMENTS	0.4%
CASH, CASH EQUIVALENTS, & OTHER NET ASSETS	0.6%

Material Fund Changes

There have been no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent registered public accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-800-864-1013.

WMBLX

WesMark Balanced Fund

Semi-Annual Shareholder Report

June 30, 2024

951025303–SA–06302024

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting www.wesmarkfunds.com/resources.

Distributor, ALPS Distributors, Inc. Not affiliated with WesBanco.

WMBDX

WesMark Government Bond Fund

Semi-Annual Shareholder Report

June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about WesMark Government Bond Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.

You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at

1-800-864-1013.

What were the Fund's cost for the six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
WesMark Government Bond Fund	$54	1.09%

How did the Fund perform for the last six months?

Performance expectations for small-cap at the start of 2024 were highlighted by a sense of potential broadening; however, the sustained higher interest rate environment weighed on both value and growth, with higher variable-rate exposure and longer time horizons versus large-cap growth. Looking ahead, we maintain a cautiously optimistic stance, guided by our commitment to disciplined investment processes and risk management, focusing on higher quality investments.

How did the Fund perform over the past 10 years?

The WesMark Government Bond Fund Fund returned 1.91% for the 12 months ended June 30, 2024. This is in contrast to the Bloomberg US Aggregate Bond Index, which had a 2.63% return for the same time period. Please see below tables for additional indexes.

Total Return Based on a $10,000 Investment

	WesMark Government Bond Fund - $9,556	Bloomberg US Aggregate Bond Index - $11,430	Bloomberg US Intermediate Government/Credit Index - $11,657
2024	$9,556	$11,430	$11,657
2023	$9,377	$11,137	$11,188
2022	$10,036	$11,243	$11,199
2021	$11,390	$12,533	$12,078
2020	$11,422	$12,575	$12,055
2019	$10,967	$11,564	$11,254
2018	$10,341	$10,720	$10,525
2017	$10,444	$10,763	$10,586
2016	$10,590	$10,797	$10,608
2015	$10,187	$10,186	$10,168
2014	$10,000	$10,000	$10,000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

WesMark Government Bond Fund	WesMark Government Bond Fund
Total Net Assets	$173,999,162
# of Portfolio Holdings	98
Portfolio Turnover Rate	15%
Advisory Fees Paid	$527,841

Average Annual Total Returns

WesMark Government Bond Fund	1 Year	5 Year	10 Year
WesMark Government Bond Fund	1.91%	- 2.72%	- 0.45%
Bloomberg US Aggregate Bond Index	2.63%	- 0.23%	1.35%
Bloomberg US Intermediate Government/Credit Index	4.19%	0.71%	1.55%

Past performance does not guarantee future results. Call 1-800-864-1013 for current month-end performance.

What did the Fund invest in?

Top 10 Holdings *

(% of Fund's net assets)

Top 10	Top 10
Freddie Mac Pool 02/01/2053 5.00Footnote Reference	2.6%
Fannie Mae Pool 02/01/2053 5.00Footnote Reference	2.5%
Freddie Mac Pool 01/01/2053 5.00Footnote Reference	2.5%
Fannie Mae Pool 07/01/2052 4.50Footnote Reference	2.4%
Freddie Mac Pool 10/01/2052 4.50Footnote Reference	2.4%
Fannie Mae Pool 10/01/2042 4.50Footnote Reference	2.3%
Fannie Mae Pool 11/01/2042 4.50Footnote Reference	2.3%
Fannie Mae Pool 06/01/2052 4.00Footnote Reference	2.3%
Freddie Mac Pool 06/01/2052 4.00Footnote Reference	2.3%
Freddie Mac Pool 09/01/2053 6.00Footnote Reference	2.1%
Total % of Top 10 Holdings	23.7%

* Holdings are subject to change.

Sector Weighting (% of Fund's net assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.5%
Broad Domestic Fixed Income	1.9%
Taxable Municipal Bonds	2.2%
Short Term Investments	5.2%
Corporate Bond	10.3%
U.S. Government Securities	79.9%

Asset Weighting (% of Fund's net assets)

Value	Value
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES	37.6%
U.S. GOVERNMENT SECURITIES	27.0%
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS	15.3%
CORPORATE BONDS	10.3%
SHORT TERM INVESTMENTS	5.2%
TAXABLE MUNICIPAL BONDS	2.2%
EXCHANGE TRADED FUNDS	1.9%
CASH, CASH EQUIVALENTS, & OTHER NET ASSETS	0.5%

Material Fund Changes

There have been no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent registered public accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-800-864-1013.

WMBDX

WesMark Government Bond Fund

Semi-Annual Shareholder Report

June 30, 2024

951025402–SA–06302024

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting www.wesmarkfunds.com/resources.

Distributor, ALPS Distributors, Inc. Not affiliated with WesBanco.

WMKGX

WesMark Large Company Fund

Semi-Annual Shareholder Report

June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about WesMark Large Company Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.

You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at

1-800-864-1013.

What were the Fund's cost for the six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
WesMark Large Company Fund	$59	1.19%

How did the Fund perform for the last six months?

The year has started strongly for large-cap after above-average returns in 2023, with large-cap growth driving an outsized proportion of overall returns. Sector allocations have provided alpha while security selection has also become more pronounced. We continue to favor companies with robust growth potential, although we are remaining cognizant of valuations.

How did the Fund perform over the past 10 years?

The WesMark Large Company Fund Fund returned 21.03% for the 12 months ended June 30, 2024. This is in contrast to the S&P 500 Total Return Index, which had a 24.56% return for the same time period. Please see below tables for additional indexes.

Total Return Based on a $10,000 Investment

	WesMark Large Company Fund - $25,541	S&P 500 Total Return Index - $33,521
2024	$25,541	$33,521
2023	$21,102	$26,912
2022	$18,390	$22,503
2021	$21,810	$25,175
2020	$15,284	$17,881
2019	$14,011	$16,633
2018	$13,185	$15,064
2017	$11,417	$13,170
2016	$9,702	$11,171
2015	$10,542	$10,742
2014	$10,000	$10,000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

WesMark Large Company Fund	WesMark Large Company Fund
Total Net Assets	$334,809,866
# of Portfolio Holdings	59
Portfolio Turnover Rate	6%
Advisory Fees Paid	$1,223,524

Average Annual Total Returns

WesMark Large Company Fund	1 Year	5 Year	10 Year
WesMark Large Company Fund	21.03%	12.76%	9.83%
S&P 500 Total Return Index	24.56%	15.05%	12.86%

Past performance does not guarantee future results. Call 1-800-864-1013 for current month-end performance.

What did the Fund invest in?

Top 10 Holdings *

(% of Fund's net assets)

Top 10	Top 10
Apple, Inc.	7.7%
Microsoft Corp.	6.9%
Amazon.com, Inc.	5.7%
Alphabet, Inc.	5.6%
Broadcom, Inc.	4.3%
Mastercard, Inc.	3.4%
Meta Platforms, Inc.	2.6%
Thermo Fisher Scientific, Inc.	2.3%
UnitedHealth Group, Inc.	2.3%
Abbott Laboratories	2.2%
Total % of Top 10 Holdings	43.0%

* Holdings are subject to change.

Sector Weighting (% of Fund's net assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	(0.4)%
Short Term Investments	0.9%
Materials	1.2%
Utilities	2.0%
Energy	4.9%
Consumer Staples	6.7%
Consumer Discretionary	9.7%
Industrials	9.8%
Communication Services	9.9%
Financials	10.9%
Health Care	14.1%
Information Technology	30.3%

Asset Weighting (% of Fund's net assets)

Value	Value
COMMON STOCK	99.5%
SHORT TERM INVESTMENTS	0.9%
CASH, CASH EQUIVALENTS, & OTHER NET ASSETS	(0.4)%

Material Fund Changes

There have been no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent registered public accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-800-864-1013.

WMKGX

WesMark Large Company Fund

Semi-Annual Shareholder Report

June 30, 2024

951025204–SA–06302024

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting www.wesmarkfunds.com/resources.

Distributor, ALPS Distributors, Inc. Not affiliated with WesBanco.

WMKSX

WesMark Small Company Fund

Semi-Annual Shareholder Report

June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about WesMark Small Company Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.

You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at

1-800-864-1013.

What were the Fund's cost for the six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
WesMark Small Company Fund	$63	1.27%

How did the Fund perform for the last six months?

Performance expectations for small-cap at the start of 2024 were highlighted by a sense of potential broadening; however, the sustained higher interest rate environment weighed on both value and growth, with higher variable-rate exposure and longer time horizons versus large-cap growth. Looking ahead, we maintain a cautiously optimistic stance, guided by our commitment to disciplined investment processes and risk management, focusing on higher quality investments.

How did the Fund perform over the past 10 years?

The WesMark Small Company Fund Fund returned 19.68% for the 12 months ended June 30, 2024. This is in contrast to the Russell 2000® Index TR, which had a 10.06% return for the same time period. Please see below tables for additional indexes.

Total Return Based on a $10,000 Investment

	WesMark Small Company Fund - $21,522	Russell 2000® Index TR - $19,677
2024	$21,522	$19,677
2023	$17,983	$17,879
2022	$16,853	$15,920
2021	$19,966	$21,283
2020	$12,819	$13,135
2019	$11,981	$14,067
2018	$12,482	$14,549
2017	$11,056	$12,375
2016	$9,320	$9,932
2015	$10,300	$10,649
2014	$10,000	$10,000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

WesMark Small Company Fund	WesMark Small Company Fund
Total Net Assets	$119,057,307
# of Portfolio Holdings	86
Portfolio Turnover Rate	11%
Advisory Fees Paid	$422,374

Average Annual Total Returns

WesMark Small Company Fund	1 Year	5 Year	10 Year
WesMark Small Company Fund	19.68%	12.43%	7.97%
Russell 2000® Index TR	10.06%	6.94%	7.00%

Past performance does not guarantee future results. Call 1-800-864-1013 for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of Fund's net assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.2%
Real Estate	1.2%
Short Term Investments	1.3%
Exchange Traded Funds	1.4%
Utilities	1.5%
Communication Services	1.5%
Materials	3.3%
Energy	7.1%
Consumer Staples	7.4%
Consumer Discretionary	8.1%
Health Care	11.9%
Financials	16.0%
Information Technology	18.3%
Industrials	20.8%

Top 10 Holdings *

(% of Fund's net assets)

Top 10	Top 10
Stifel Financial Corp.	4.1%
Varonis Systems, Inc.	3.8%
Quanta Services, Inc.	3.3%
Moog, Inc.	2.9%
Pure Storage, Inc.	2.5%
Sprouts Farmers Market, Inc.	2.5%
AAON, Inc.	2.4%
Applied Industrial Technologies, Inc.	2.4%
Celestica, Inc.	2.1%
Korn Ferry	1.9%
Total % of Top 10 Holdings	27.9%

* Holdings are subject to change.

Asset Weighting (% of Fund's net assets)

Value	Value
COMMON STOCK	97.1%
EXCHANGE TRADED FUNDS	1.4%
SHORT TERM INVESTMENTS	1.3%
CASH, CASH EQUIVALENTS, & OTHER NET ASSETS	0.2%

Material Fund Changes

There have been no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent registered public accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-800-864-1013.

WMKSX

WesMark Small Company Fund

Semi-Annual Shareholder Report

June 30, 2024

951025501–SA–06302024

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting www.wesmarkfunds.com/resources.

Distributor, ALPS Distributors, Inc. Not affiliated with WesBanco.

WMKTX

WesMark Tactical Opportunity Fund

Semi-Annual Shareholder Report

June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about WesMark Tactical Opportunity Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.

You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at

1-800-864-1013.

What were the Fund's cost for the six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
WesMark Tactical Opportunity Fund	$75	1.47%

How did the Fund perform for the last six months?

The year began optimistically with global recovery signs, but inflation, geopolitical tensions, and central bank actions introduced volatility. Large-cap US growth drove an outsized proportion of overall returns led by the technology sector. Short-term interest rates remained flat while long-term rates were volatile as economic data was released. Alternative assets provided diversification. We will continue to seek growth opportunities while prioritizing capital preservation in potentially volatile conditions.

How did the Fund perform since inception?

The WesMark Tactical Opportunity Fund Fund returned 8.20% for the 12 months ended June 30, 2024. This is in contrast to the HFRI Fund of Funds Index, which had a 8.55% return for the same time period. Please see below tables for additional indexes.

Total Return Based on a $10,000 Investment

$30k
$25k
$20k
$15k
$10k
2017
2017
2018
2019
2020
2021
2022
2023
2024
Investor - $14,433
60% MSCI ACWI 30% Bloomberg US Aggregare 10% HFRI FoF - $16,924
Bloomberg US Aggregate Bond Index - $11,430
HFRI Fund of Funds Index - $14,082
S&P 500 Total Return Index - $33,521

	Investor - $14,433	60% MSCI ACWI 30% Bloomberg US Aggregare 10% HFRI FoF - $16,924	Bloomberg US Aggregate Bond Index - $11,430	HFRI Fund of Funds Index - $14,082	S&P 500 Total Return Index - $33,521
2024	$14,433	$16,862	$10,828	$13,614	$25,909
2023	$13,339	$14,863	$10,551	$12,542	$20,801
2022	$12,669	$13,472	$10,651	$12,096	$17,393
2021	$14,246	$15,438	$11,873	$12,800	$19,459
2020	$11,071	$12,391	$11,912	$10,820	$13,821
2019	$11,254	$11,835	$10,955	$10,773	$12,856
2018	$10,915	$11,103	$10,156	$10,650	$11,643
2017	$10,260	$10,362	$10,196	$10,125	$10,180
2017	$10,000	$10,000	$10,000	$10,000	$10,000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

WesMark Tactical Opportunity Fund	WesMark Tactical Opportunity Fund
Total Net Assets	$45,787,518
# of Portfolio Holdings	15
Portfolio Turnover Rate	9%
Advisory Fees Paid	$169,190

Average Annual Total Returns

WesMark Tactical Opportunity Fund	1 Year	5 Year	Since Inception
Investor (Incep. March 1, 2017)	8.20%	5.10%	5.13%
HFRI Fund of Funds Index	8.55%	4.79%	4.30%
S&P 500 Total Return Index	24.56%	15.05%	13.87%
Bloomberg US Aggregate Bond Index	2.63%	- 0.23%	1.09%
60% MSCI ACWI 30% Bloomberg US Aggregare 10% HFRI FoF	13.45%	7.34%	7.44%

Past performance does not guarantee future results. Call 1-800-864-1013 for current month-end performance.

What did the Fund invest in?

Top 10 Holdings *

(% of Fund's net assets)

Top 10	Top 10
iShares iBoxx $ Investment Grade Corporate Bond ETF	13.8%
iShares® Core U.S. Aggregate Bond ETF	13.6%
iShares 1-3 Year Treasury Bond ETF	13.0%
Vanguard Mega Cap Value ETF	11.0%
SPDR S&P 500 ETF Trust	9.3%
iShares Russell 2000 ETF	8.0%
SPDR Gold Shares	5.9%
iShares MSCI ACWI ex U.S. ETF	4.9%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	4.8%
Industrial Select Sector SPDR® Fund	2.7%
Total % of Top 10 Holdings	87.0%

* Holdings are subject to change.

Sector Weighting (% of Fund's net assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.2%
Short Term Investments	2.6%
International (ex. U.S.) Equity	4.9%
U.S. Small and Mid Cap Equity	8.0%
Broad Domestic Equity	9.3%
Commodities	10.7%
U.S. Value Company Focused Equity	11.0%
U.S. Sector Focused Equity	12.9%
Broad Domestic Fixed Income	40.4%

Asset Weighting (% of Fund's net assets)

Value	Value
EXCHANGE TRADED FUNDS	97.2%
SHORT TERM INVESTMENTS	2.6%
CASH, CASH EQUIVALENTS, & OTHER NET ASSETS	0.2%

Material Fund Changes

There have been no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent registered public accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-800-864-1013.

WMKTX

WesMark Tactical Opportunity Fund

Semi-Annual Shareholder Report

June 30, 2024

951025600–SA–06302024

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting www.wesmarkfunds.com/resources.

Distributor, ALPS Distributors, Inc. Not affiliated with WesBanco.

WMKMX

WesMark West Virginia Municipal Bond Fund

Semi-Annual Shareholder Report

June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about WesMark WV Muni Bond Fund for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.

You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at

1-800-864-1013.

What were the Fund's cost for the six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
WesMark WV Muni Bond Fund	$60	1.20%

How did the Fund perform for the last six months?

The year began optimistically with global recovery signs, but inflation, geopolitical tensions, and central bank actions introduced volatility.  Short-term interest rates remained flat while long-term rates were volatile as economic data was released. Quality and duration management were effective. Supply of new issue West Virginia tax-exempt bonds have been limited.

How did the Fund perform over the past 10 years?

The WesMark WV Muni Bond Fund Fund returned 1.64% for the 12 months ended June 30, 2024. This is in contrast to the Bloomberg Municipal Bond Index, which had a 3.21% return for the same time period. Please see below tables for additional indexes.

Total Return Based on a $10,000 Investment

	WesMark WV Muni Bond Fund - $11,246	Bloomberg Municipal Bond Index - $12,669	Bloomberg US Municipal Bond: 5 Year (4-6) Index - $11,678
2024	$11,246	$12,669	$11,678
2023	$11,064	$12,274	$11,420
2022	$10,868	$11,895	$11,257
2021	$11,834	$13,011	$11,892
2020	$11,663	$12,490	$11,631
2019	$11,271	$11,958	$11,205
2018	$10,748	$11,207	$10,648
2017	$10,710	$11,034	$10,619
2016	$10,749	$11,088	$10,573
2015	$10,200	$10,300	$10,148
2014	$10,000	$10,000	$10,000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

WesMark West Virginia Municipal Bond Fund	WesMark West Virginia Municipal Bond Fund
Total Net Assets	$85,953,465
# of Portfolio Holdings	112
Portfolio Turnover Rate	4%
Advisory Fees Paid	$259,811

Average Annual Total Returns

WesMark West Virginia Municipal Bond Fund	1 Year	5 Year	10 Year
WesMark WV Muni Bond Fund	1.64%	- 0.05%	1.18%
Bloomberg Municipal Bond Index	3.21%	1.16%	2.39%
Bloomberg US Municipal Bond: 5 Year (4-6) Index	2.26%	0.83%	1.56%

Past performance does not guarantee future results. Call 1-800-864-1013 for current month-end performance.

What did the Fund invest in?

Top 10 Holdings *

(% of Fund's net assets)

Top 10	Top 10
Ohio County Board of Education	3.2%
West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program)	3.1%
Jefferson County Board of Education	2.7%
Hancock, WV	2.5%
Monongalia County Building Commission	2.2%
West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities)	2.1%
Mason County Public Service District Water Revenue	2.0%
West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot)	1.9%
Hampshire County, West Virginia, Building Commission Revenue Bonds	1.9%
Cabell County Board of Education	1.9%
Total % of Top 10 Holdings	23.5%

* Holdings are subject to change.

Sector Weighting (% of Fund's net assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.4%
Non-Taxable Municipal Bonds	99.6%

Asset Weighting (% of Fund's net assets)

Value	Value
NON-TAXABLE MUNICIPAL BONDS	99.6%
CASH, CASH EQUIVALENTS, & OTHER NET ASSETS	0.4%

Material Fund Changes

There have been no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent registered public accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-800-864-1013.

WMKMX

WesMark West Virginia Municipal Bond Fund

Semi-Annual Shareholder Report

June 30, 2024

951025105–SA–06302024

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting www.wesmarkfunds.com/resources.

Distributor, ALPS Distributors, Inc. Not affiliated with WesBanco.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments as of the close of the reporting period is included in the financial statements filed under Item 7 of this Report.

(b)	Not applicable to Registrant.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Small Company Fund

Large Company Fund

Balanced Fund

Government Bond Fund

West Virginia Municipal Bond Fund

Tactical Opportunity Fund

WesMark Funds℠

Semi-Annual Financial Statement & Other Information » 6.30.24

(Includes N-CSR Items 7-11)

WesMark Small Company Fund	» WMKSX
WesMark Large Company Fund	» WMKGX
WesMark Balanced Fund	» WMBLX
WesMark Government Bond Fund	» WMBDX
WesMark West Virginia Municipal Bond Fund	» WMKMX
WesMark Tactical Opportunity Fund	» WMKTX

Table of Contents

June 30, 2024
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies	1
Small Company Fund
Schedule of Investments	2
Large Company Fund
Schedule of Investments	5
Balanced Fund
Schedule of Investments	8
Government Bond Fund
Schedule of Investments	14
West Virginia Municipal Bond Fund
Schedule of Investments	18
Tactical Opportunity Fund
Schedule of Investments	21
Statements of Assets and Liabilities	22
Statements of Operations	23
Statements of Changes in Net Assets	24
Financial Highlights	27
Notes to Financial Statements and Financial Highlights	33
Additional Information	45
Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies	46
Item 9 – Proxy Disclosures for Open-End Management Investment Companies	47
Item 10 – Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies	48
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract	49

Semi-Annual Report » June 30, 2024

WesMark Funds

ITEM 7 – Financial Statements and Financial Highlights

for Open-End Management Investment Companies

Semi-Annual Report | June 30, 2024	1

Schedule of Investments
WesMark Small Company Fund	June 30, 2024 (Unaudited)

Shares		Value
COMMON STOCKS-97.1%
COMMUNICATION SERVICES-1.5%
	Interactive Media & Services-0.9%
18,946	Ziff Davis, Inc.(1)	$1,042,977

	Movies & Entertainment-0.6%
150,500	Eventbrite, Inc.(1)	728,420

TOTAL COMMUNICATION SERVICES		1,771,397

CONSUMER DISCRETIONARY-8.1%
	Apparel, Accessories & Luxury Goods-0.5%
6,535	Oxford Industries, Inc.	654,480

	Auto Parts & Equipment-0.5%
13,000	Fox Factory Holding Corp.(1)	626,470

	Automotive Retail-1.1%
21,022	Advance Auto Parts, Inc.	1,331,323

	Home Furnishings-0.3%
13,500	Lovesac Co.(1)	304,830

	Hotels, Resorts & Cruise Lines-1.1%
32,122	Hilton Grand Vacations, Inc.(1)	1,298,693

	Restaurants-4.1%
7,600	Cava Group, Inc.(1)	704,900
44,285	Dutch Bros, Inc., Class A(1)	1,833,399
48,699	First Watch Restaurant Group, Inc.(1)	855,155
3,411	Wingstop, Inc.	1,441,693
		4,835,147
	Retail-0.5%
14,187	Urban Outfitters, Inc.(1)	582,376

TOTAL CONSUMER DISCRETIONARY		9,633,319

CONSUMER STAPLES-7.4%
	Food Distributors-0.7%
17,479	Andersons, Inc.	866,958

	Food Retail-2.5%
35,238	Sprouts Farmers Market, Inc.(1)	2,948,011

	Packaged Foods & Meats-2.1%
154,000	BRC, Inc.(1)	944,020

Shares		Value
41,946	Simply Good Foods Co.(1)	$1,515,509
		2,459,529
	Personal Care Products-2.1%
8,824	elf Beauty, Inc.(1)	1,859,393
18,600	Oddity Tech, Ltd.(1)	730,236
		2,589,629
TOTAL CONSUMER STAPLES		8,864,127

ENERGY-7.1%
	Oil & Gas Equipment & Services-1.2%
42,571	ChampionX Corp.	1,413,783

	Oil & Gas Exploration & Production-5.9%
14,678	Civitas Resources, Inc.	1,012,782
149,549	Comstock Resources, Inc.	1,552,319
4,900	Gulfport Energy Corp.(1)	739,900
56,538	Magnolia Oil & Gas Corp., Class A	1,432,673
20,494	Matador Resources Co.	1,221,442
27,934	SilverBow Resources, Inc.(1)	1,056,743
		7,015,859
TOTAL ENERGY		8,429,642

FINANCIALS-16.0%
	Asset Management & Custody Banks-1.2%
28,962	Victory Capital Holdings, Inc., Class A	1,382,356

	Insurance Brokers-0.7%
14,458	Goosehead Insurance, Inc., Class A(1)	830,468

	Investment Banking & Brokerage-5.2%
11,704	PJT Partners, Inc.	1,262,979
58,128	Stifel Financial Corp.	4,891,471
		6,154,450
	Property & Casualty Insurance-0.9%
25,600	Employers Holdings, Inc.	1,091,328

	Regional Banks-6.8%
27,827	Ameris Bancorp	1,401,090
45,665	Atlantic Union Bankshares Corp.	1,500,095
22,169	Banner Corp.	1,100,469
46,816	Cadence Bank	1,323,957
60,108	First Bancorp/Southern Pines, NC	1,918,647
52,504	Old National Bancorp	902,544
		8,146,802

2	www.wesmarkfunds.com

Schedule of Investments
June 30, 2024 (Unaudited)	WesMark Small Company Fund

Shares		Value
	Transaction & Payment Processing Services-1.2%
64,947	I3 Verticals, Inc., Class A(1)	$1,434,030

TOTAL FINANCIALS		19,039,434

HEALTH CARE-11.9%
	Biotechnology-1.4%
51,800	ACADIA Pharmaceuticals, Inc.(1)	841,750
111,200	Recursion Pharmaceuticals, Inc.(1)	834,000
		1,675,750
	Health Care Distributors-0.8%
38,036	Patterson Cos., Inc.	917,428

	Health Care Equipment-1.9%
15,525	AtriCure, Inc.(1)	353,504
16,318	Integer Holdings Corp.(1)	1,889,461
		2,242,965
	Health Care Facilities-1.9%
37,733	Select Medical Holdings Corp.	1,322,919
39,363	Surgery Partners, Inc.(1)	936,446
		2,259,365
	Health Care Supplies-0.8%
59,696	Neogen Corp.(1)	933,049

	Health Care Technology-0.3%
69,000	Definitive Healthcare Corp.(1)	376,740

	Life Sciences Tools & Services-0.8%
18,000	Azenta, Inc.(1)	947,160

	Managed Health Care-0.7%
28,169	Progyny, Inc.(1)	805,915

	Pharmaceuticals-3.3%
13,300	Axsome Therapeutics, Inc.(1)	1,070,650
149,706	Elanco Animal Health, Inc.(1)	2,160,258
11,109	Prestige Brands Holdings, Inc.(1)	764,855
		3,995,763
TOTAL HEALTH CARE		14,154,135

INDUSTRIALS -20.8%
	Aerospace & Defense-2.9%
20,500	Moog, Inc., Class A	3,429,650

	Building Products-4.3%
32,839	AAON, Inc.	2,864,874

Shares		Value
8,797	Armstrong World Industries, Inc.	$996,172
18,028	Gibraltar Industries, Inc.(1)	1,235,819
		5,096,865
	Construction & Engineering-6.3%
19,274	Argan, Inc.	1,410,086
35,422	Granite Construction, Inc.	2,195,101
15,500	Quanta Services, Inc.	3,938,395
		7,543,582
	Construction Machinery & Heavy Transportation Equipment-1.2%
48,400	Atmus Filtration Technologies, Inc.(1)	1,392,952

	Heavy Electrical Equipment-0.6%
62,000	Bloom Energy Corp., Class A(1)	758,880

	Human Resource & Employment Services-1.9%
32,945	Korn Ferry	2,211,927

	Research & Consulting Services-1.2%
12,363	Science Applications International Corp.	1,453,271

	Trading Companies & Distributors-2.4%
14,705	Applied Industrial Technologies, Inc.	2,852,770

TOTAL INDUSTRIALS		24,739,897

INFORMATION TECHNOLOGY-18.3%
	Application Software-3.2%
81,254	Box, Inc., Class A(1)	2,148,356
78,000	Mitek Systems, Inc.(1)	872,040
186,266	Olo, Inc.(1)	823,296
		3,843,692
	Communications Equipment-0.6%
51,472	Extreme Networks, Inc.(1)	692,298

	Electronic Components-0.9%
59,096	Knowles Corp.(1)	1,019,997

	Electronic Equipment & Instruments-1.6%
13,427	OSI Systems, Inc.(1)	1,846,481

	Electronic Manufacturing Services-3.1%
44,009	Celestica, Inc.(1)	2,523,036
64,291	TTM Technologies, Inc.(1)	1,249,174
		3,772,210

Semi-Annual Report | June 30, 2024	3

Schedule of Investments
WesMark Small Company Fund	June 30, 2024 (Unaudited)

Shares		Value
	IT Consulting & Other Services-0.8%
42,656	Hackett Group, Inc.	$926,488

	Systems Software-5.6%
6,656	Qualys, Inc.(1)	949,146
56,896	SentinelOne, Inc., Class A(1)	1,197,661
95,161	Varonis Systems, Inc.(1)	4,564,873
		6,711,680
	Technology Hardware, Storage & Peripherals- 2.5%
46,383	Pure Storage, Inc., Class A(1)	2,978,253

TOTAL INFORMATION TECHNOLOGY		21,791,099

MATERIALS-3.3%
	Commodity Chemicals-1.4%
18,350	Hawkins, Inc.	1,669,850

	Metal, Glass & Plastic Containers-0.4%
9,839	Greif, Inc., Class A	565,447

	Specialty Chemicals-0.6%
9,000	HB Fuller Co.	692,640

	Steel-0.9%
9,682	Carpenter Technology Corp.	1,060,954

TOTAL MATERIALS		3,988,891

REAL ESTATE-1.2%
	Health Care REITs-0.6%
46,985	Sabra Health Care REIT, Inc.	723,569

	Self-Storage REITs-0.6%
17,700	National Storage Affiliates Trust	729,594

TOTAL REAL ESTATE		1,453,163

UTILITIES-1.5%
	Electric Utilities-0.6%
8,547	Otter Tail Corp.	748,632

Shares		Value
	Multi-Utilities-0.9%
30,000	Avista Corp.	$1,038,300

TOTAL UTILITIES		1,786,932

TOTAL COMMON STOCKS
(Cost $72,664,943)		115,652,036

EXCHANGE TRADED FUNDS-1.4%
15,476	iShares® Core S&P Small-Cap® ETF	1,650,670

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,468,019)		1,650,670

SHORT TERM INVESTMENTS-1.3%
	Mutual Funds-1.3%
1,527,455	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 5.246% (at net asset value)	1,527,455

TOTAL SHORT TERM INVESTMENTS
(Cost $1,527,455)		1,527,455

TOTAL INVESTMENTS-99.8%
(Cost $75,660,417)		118,830,161
OTHER ASSETS AND LIABILITIES-NET(2)-0.2%		227,146
NET ASSETS-100.0%		$119,057,307

(1)	Non-income producing security.

(2)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets as of June 30, 2024.

See Notes to Financial Statements which are an integral part of the Financial Statements.

4	www.wesmarkfunds.com

Schedule of Investments
June 30, 2024 (Unaudited)	WesMark Large Company Fund

Shares		Value
COMMON STOCKS-99.5%
COMMUNICATION SERVICES-9.9%
	Interactive Media & Services-8.2%
103,260	Alphabet, Inc., Class A	$18,808,809
17,000	Meta Platforms, Inc., Class A	8,571,740
		27,380,549
	Movies & Entertainment-1.7%
5,326	Spotify Technology SA(1)	1,671,246
40,000	Walt Disney Co.	3,971,600
		5,642,846
TOTAL COMMUNICATION SERVICES		33,023,395

CONSUMER DISCRETIONARY-9.7%
	Apparel, Accessories & Luxury Goods-0.9%
10,396	Lululemon Athletica, Inc.(1)	3,105,285

	Broadline Retail-5.7%
98,196	Amazon.com, Inc.(1)	18,976,377

	Footwear-1.4%
120,586	On Holding AG(1)	4,678,737

	Home Improvement Retail-1.0%
9,950	Home Depot, Inc.	3,425,188

	Restaurants-0.7%
38,250	Chipotle Mexican Grill, Inc.(1)	2,396,362

TOTAL CONSUMER DISCRETIONARY		32,581,949

CONSUMER STAPLES-6.7%
	Distillers & Vintners-2.0%
26,361	Constellation Brands, Inc., Class A	6,782,158

	Household Products-2.1%
42,664	Procter & Gamble Co.	7,036,147

	Hypermarkets & Super Centers-1.1%
51,400	Walmart, Inc.	3,480,294

	Packaged Foods & Meats-1.0%
52,742	Mondelez International, Inc., Class A	3,451,436

Shares		Value
	Soft Drinks & Non-alcoholic Beverages-0.5%
48,058	Keurig Dr Pepper, Inc.	$1,605,137

TOTAL CONSUMER STAPLES		22,355,172

ENERGY-4.9%
	Integrated Oil & Gas-1.5%
42,626	Exxon Mobil Corp.	4,907,105

	Oil & Gas Exploration & Production-3.4%
42,274	ConocoPhillips	4,835,300
60,843	Devon Energy Corp.	2,883,958
19,000	Diamondback Energy, Inc.	3,803,610
		11,522,868
TOTAL ENERGY		16,429,973

FINANCIALS-10.9%
	Asset Management & Custody Banks-1.9%
6,669	BlackRock, Inc.	5,250,637
61,800	Blue Owl Capital, Inc.	1,096,950
		6,347,587
	Diversified Banks-2.7%
65,900	Fifth Third Bancorp	2,404,691
33,130	JP Morgan Chase & Co.	6,700,874
		9,105,565
	Investment Banking & Brokerage-2.4%
9,747	The Goldman Sachs Group, Inc.	4,408,763
36,221	Morgan Stanley	3,520,319
		7,929,082
	Transaction & Payment Processing Services-3.9%
25,662	Mastercard, Inc., Class A	11,321,048
31,251	PayPal Holdings, Inc.(1)	1,813,496
		13,134,544
TOTAL FINANCIALS		36,516,778

HEALTH CARE- 14.1%
	Biotechnology-3.7%
29,978	AbbVie, Inc.	5,141,828
23,491	Amgen, Inc.	7,339,763
		12,481,591
	Health Care Equipment-2.2%
71,604	Abbott Laboratories	7,440,372

	Life Sciences Tools & Services-3.2%
14,514	IQVIA Holdings, Inc.(1)	3,068,840

Semi-Annual Report | June 30, 2024	5

Schedule of Investments
WesMark Large Company Fund	June 30, 2024 (Unaudited)

Shares		Value
13,979	Thermo Fisher Scientific, Inc.	$7,730,387
		10,799,227
	Managed Health Care-2.3%
14,956	UnitedHealth Group, Inc.	7,616,493

	Pharmaceuticals-2.7%
55,904	Merck & Co., Inc.	6,920,915
13,200	Novo Nordisk A/S, ADR	1,884,168
		8,805,083
TOTAL HEALTH CARE		47,142,766

INDUSTRIALS-9.8%
	Aerospace & Defense-3.4%
64,178	RTX Corp.	6,442,829
56,532	Textron, Inc.	4,853,838
		11,296,667
	Agricultural & Farm Machinery-1.2%
11,164	Deere & Co.	4,171,205

	Industrial Machinery & Supplies & Components- 2.6%
15,600	Chart Industries, Inc.(1)	2,251,704
12,438	Parker-Hannifin Corp.	6,291,265
		8,542,969
	Passenger Ground Transportation-0.8%
38,000	Uber Technologies, Inc.(1)	2,761,840

	Research & Consulting Services-1.8%
29,946	Jacobs Solutions, Inc.	4,183,756
6,747	Verisk Analytics, Inc.	1,818,654
		6,002,410
TOTAL INDUSTRIALS		32,775,091

INFORMATION TECHNOLOGY-30.3%
	Application Software-5.3%
4,736	Adobe, Inc.(1)	2,631,037
17,500	Datadog, Inc., Class A(1)	2,269,575
9,822	Roper Technologies, Inc.	5,536,268
28,090	Salesforce, Inc.	7,221,939
		17,658,819
	Communications Equipment-0.5%
10,662	F5 Networks, Inc.(1)	1,836,316

	Internet Services & Infrastructure-0.6%
31,600	Shopify, Inc., Class A(1)	2,087,180

Shares		Value
	Semiconductors-6.4%
35,468	Advanced Micro Devices, Inc.(1)	$5,753,264
9,064	Broadcom, Inc.	14,552,524
17,092	Marvell Technology Group, Ltd.	1,194,731
		21,500,519
	Systems Software-9.8%
11,632	Crowdstrike Holdings, Inc., Class A(1)	4,457,266
51,564	Microsoft Corp.	23,046,530
37,879	Oracle Corp.	5,348,515
		32,852,311
	Technology Hardware, Storage & Peripherals- 7.7%
122,021	Apple, Inc.	25,700,063

TOTAL INFORMATION TECHNOLOGY		101,635,208

MATERIALS-1.2%
	Specialty Chemicals-1.2%
31,455	PPG Industries, Inc.	3,959,870

TOTAL MATERIALS		3,959,870

UTILITIES-2.0%
	Electric Utilities-1.0%
47,669	NextEra Energy, Inc.	3,375,442

	Water Utilities-1.0%
24,662	American Water Works Co., Inc.	3,185,344

TOTAL UTILITIES		6,560,786

TOTAL COMMON STOCKS
(Cost $132,964,269)		332,980,988

SHORT TERM INVESTMENTS-0.9%
	Mutual Funds-0.9%
3,012,041	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 5.246% (at net asset value)	3,012,041

TOTAL SHORT TERM INVESTMENTS
(Cost $3,012,041)		3,012,041

TOTAL INVESTMENTS-100.4%
(Cost $135,976,310)		335,993,029

6	www.wesmarkfunds.com

Schedule of Investments
June 30, 2024 (Unaudited)	WesMark Large Company Fund

Shares	Value
OTHER ASSETS AND LIABILITIES-NET(2)-(0.4)%	(1,183,163)
NET ASSETS-100.0%	$334,809,866

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets as of June 30, 2024.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2024	7

Schedule of Investments
WesMark Balanced Fund	June 30, 2024 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-63.0%
COMMUNICATION SERVICES-1.6%
	Integrated Telecommunication Services-1.6%
82,000	AT&T, Inc.	$1,567,020

TOTAL COMMUNICATION SERVICES		1,567,020

CONSUMER DISCRETIONARY-4.7%
	Footwear-0.6%
7,500	NIKE, Inc., Class B	565,275

	Home Improvement Retail-1.8%
7,773	Lowe's Cos, Inc.	1,713,636

	Other Specialty Retail-0.9%
4,314	Dick's Sporting Goods, Inc.	926,863

	Restaurants-1.4%
3,487	McDonald's Corp.	888,627
6,500	Starbucks Corp.	506,025
		1,394,652
TOTAL CONSUMER DISCRETIONARY		4,600,426

CONSUMER STAPLES-7.4%
	Consumer Staples Merchandise Retail-3.2%
12,954	Target Corp.	1,917,710
18,987	Walmart, Inc.	1,285,610
		3,203,320
	Distillers & Vintners-0.7%
2,500	Constellation Brands, Inc., Class A	643,200

	Household Products-1.0%
6,200	Procter & Gamble Co.	1,022,504

	Soft Drinks & Non-alcoholic Beverages-2.5%
14,886	PepsiCo, Inc.	2,455,148

TOTAL CONSUMER STAPLES		7,324,172

ENERGY-4.6%
	Integrated Oil & Gas-3.5%
21,913	Chevron Corp.	3,427,631

	Oil & Gas Exploration & Production- 0.3%
2,099	EOG Resources, Inc.	264,201

Shares/Principal Amount		Value
	Oil & Gas Refining & Marketing-0.8%
5,117	Valero Energy Corp.	$802,141

TOTAL ENERGY		4,493,973

FINANCIALS-7.5%
	Asset Management & Custody Banks-1.2%
15,471	State Street Corp.	1,144,854

	Diversified Banks-4.6%
13,409	JPMorgan Chase & Co.	2,712,104
8,000	PNC Financial Services Group, Inc.	1,243,840
14,609	US Bancorp	579,977
		4,535,921
	Investment Banking & Brokerage-1.7%
3,805	The Goldman Sachs Group, Inc.	1,721,078

TOTAL FINANCIALS		7,401,853

HEALTH CARE-12.4%
	Biotechnology-2.9%
16,500	AbbVie, Inc.	2,830,080

	Health Care Services-1.8%
30,000	CVS Health Corp.	1,771,800

	Pharmaceuticals-7.7%
3,792	Eli Lilly & Co.	3,433,201
17,956	Merck & Co., Inc.	2,222,953
4,100	Novo Nordisk A/S, ADR	585,234
47,725	Pfizer, Inc.	1,335,345
		7,576,733
TOTAL HEALTH CARE		12,178,613

INDUSTRIALS-7.5%
	Aerospace & Defense-0.6%
2,600	L3Harris Technologies, Inc.	583,908

	Agricultural & Farm Machinery-0.6%
1,599	Deere & Co.	597,434

	Air Freight & Logistics-1.3%
9,508	United Parcel Service, Inc., Class B	1,301,170

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Schedule of Investments
June 30, 2024 (Unaudited)	WesMark Balanced Fund

Shares/Principal Amount		Value
	Construction Machinery & Heavy Equipment- 2.5%
7,525	Caterpillar, Inc.	$2,506,577

	Electrical Components & Equipment-2.5%
22,000	Emerson Electric Co.	2,423,520

TOTAL INDUSTRIALS		7,412,609

INFORMATION TECHNOLOGY-13.8%
	Communications Equipment-2.8%
58,222	Cisco Systems, Inc.	2,766,127

	IT Consulting & Other Services-1.1%
6,400	International Business Machines Corp.	1,106,880

	Semiconductors-3.5%
3,432	Analog Devices, Inc.	783,388
13,545	Texas Instruments, Inc.	2,634,909
		3,418,297
	Technology Hardware, Storage & Peripherals- 6.4%
29,567	Apple, Inc.	6,227,402

TOTAL INFORMATION TECHNOLOGY		13,518,706

MATERIALS- 0.9%
	Industrial Gases-0.6%
2,326	Air Products & Chemicals, Inc.	600,224

	Specialty Chemicals-0.3%
2,907	RPM International, Inc.	313,026

TOTAL MATERIALS		913,250

REAL ESTATE-0.9%
	Data Center REITs-0.4%
2,400	Digital Realty Trust, Inc. REIT	364,920

	Self-Storage REITs-0.5%
11,408	CubeSmart REIT	515,299

TOTAL REAL ESTATE		880,219

Shares/Principal Amount		Value
UTILITIES-1.7%
	Electric Utilities-1.0%
9,886	Duke Energy Corp.	$990,874

	Multi-Utilities-0.7%
14,099	Dominion Energy, Inc.	690,851

TOTAL UTILITIES		1,681,725

TOTAL COMMON STOCKS
(Cost $32,727,724)		61,972,566

CORPORATE BONDS-23.2%
	Auto Manufacturers-0.5%
$550,000	American Honda Finance Corp., 1.800%, 1/13/2031	451,036

	Banks-1.2%
500,000	Fifth Third Bank NA, 3.850%, 3/15/2026	485,411
150,000	PNC Bank NA, 2.700%, 10/22/2029	130,957
500,000	PNC Financial Services Group, Inc., 1D US SOFR + 2.284%, 10/20/2034(1)	545,185
		1,161,553

	Chemicals-0.5%
500,000	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co LP, 5.125%, 4/1/2025(2)	498,521

	Commercial Services-0.5%
500,000	PayPal Holdings, Inc., 4.400%, 6/1/2032	475,966

	Computers-0.5%
500,000	Dell International LLC / EMC Corp., 5.750%, 2/1/2033	514,311

	Diversified Financial Services-1.5%
500,000	American Express Co., 1D US SOFR + 1.835%, 5/1/2034(1)	489,192
250,000	BlackRock, Inc., 2.400%, 4/30/2030	218,349
500,000	Charles Schwab Corp., 1D US SOFR + 2.50%, 5/19/2034(1)	510,033

Semi-Annual Report | June 30, 2024	9

Schedule of Investments
WesMark Balanced Fund	June 30, 2024 (Unaudited)

Shares/Principal Amount		Value
$250,000	Legg Mason, Inc., 4.750%, 3/15/2026	$248,590
		1,466,164
	Diversified Manufacturing-0.5%
500,000	3M Co., 3.375%, 3/1/2029	464,149

	Electric-2.9%
500,000	CenterPoint Energy Houston Electric LLC, 4.450%, 10/1/2032	473,783
500,000	Duke Energy Corp., 4.300%, 3/15/2028	485,271
500,000	National Rural Utilities Cooperative Finance Corp., 5.000%, 2/7/2031	495,237
500,000	NextEra Energy Capital Holdings, Inc., 3.550%, 5/1/2027	477,543
500,000	NextEra Energy Capital Holdings, Inc., 5.000%, 7/15/2032	487,128
500,000	Wisconsin Electric Power Co., 4.750%, 9/30/2032	488,521
		2,907,483
	Electronics-0.7%
500,000	Honeywell International, Inc., 4.500%, 1/15/2034	480,215
175,000	Honeywell International, Inc., 5.700%, 3/15/2037	181,573
		661,788
	Engineering&Construction-0.5%
500,000	Jacobs Engineering Group, Inc., 5.900%, 3/1/2033	500,170

	Environmental Control-1.0%
500,000	Republic Services, Inc., 3.200%, 3/15/2025	491,413
500,000	Republic Services, Inc., 5.700%, 5/15/2041	503,436
		994,849
	Healthcare-Products-0.5%
500,000	GE HealthCare Technologies, Inc., 5.650%, 11/15/2027	506,736

	Industrial Gases-0.8%
835,000	Air Products & Chemicals, Inc., Sr. Unsecured Notes, 3.350%, 7/31/2024	833,247

Shares/Principal Amount		Value
	Insurance-1.8%
$500,000	Berkshire Hathaway Finance Corp., 2.875%, 3/15/2032	$438,118
400,000	Marsh & McLennan Cos., Inc., 2.375%, 12/15/2031	331,935
500,000	MetLife, Inc., 5.875%, 2/6/2041	511,887
500,000	Progressive Corp., 4.950%, 6/15/2033	495,084
		1,777,024
	Internet-0.2%
250,000	Expedia Group, Inc., 3.800%, 2/15/2028	238,029

	Lodging-0.5%
500,000	Marriott International, Inc., 4.900%, 4/15/2029	494,874

	Machinery-Constr&Mining-0.5%
500,000	Caterpillar Financial Services Corp., 3.600%, 8/12/2027	481,424

	Machinery-Diversified-0.5%
500,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	511,393

	Oil&Gas-0.8%
500,000	Marathon Oil Corp., 6.600%, 10/1/2037	542,070
250,000	Phillips 66, 4.650%, 11/15/2034	232,734
		774,804
	Pharmaceuticals-1.1%
500,000	AbbVie, Inc., 3.200%, 11/21/2029(2)	460,039
175,000	AbbVie, Inc., 4.550%, 3/15/2035	166,067
250,000	Bristol-Myers Squibb Co., 3.900%, 2/20/2028	241,474
175,000	GlaxoSmithKline Capital, Inc., 6.375%, 5/15/2038	193,082
		1,060,662
	Pipelines-0.5%
500,000	ONEOK, Inc., 5.800%, 11/1/2030	512,091

	Regional Banks-1.0%
1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3.250%, 6/1/2025	979,734

10	www.wesmarkfunds.com

Schedule of Investments
June 30, 2024 (Unaudited)	WesMark Balanced Fund

Shares/Principal Amount		Value
	REITS-0.5%
$500,000	Prologis Targeted US Logistics Fund LP, 5.250%, 4/1/2029(2)	$500,522

	Retail-2.4%
250,000	Dollar Tree, Inc., 4.200%, 5/15/2028	240,074
175,000	Home Depot, Inc., 5.875%, 12/16/2036	185,503
500,000	O'Reilly Automotive, Inc., 4.350%, 6/1/2028	486,634
500,000	Target Corp., 4.400%, 1/15/2033	480,229
500,000	Walmart, Inc., 5.250%, 9/1/2035	513,641
500,000	Walmart, Inc., 3.950%, 6/28/2038	448,626
		2,354,707
	Software-0.5%
500,000	Activision Blizzard, Inc., 3.400%, 9/15/2026	474,588

	Software & Services-0.8%
750,000	Oracle Corp., Sr. Unsecured Notes, 3.400%, 7/8/2024	749,669

	Transportation Services-0.5%
500,000	FedEx Corp., 4.250%, 5/15/2030	480,373

TOTAL CORPORATE BONDS
(Cost $23,441,332)		22,825,867

U.S. GOVERNMENT AGENCY – COLLATERALIZED
MORTGAGE OBLIGATIONS-0.5%
	Federal Home Loan Mortgage Corp.-0.1%
123,241	Freddie Mac REMICS, Series 2015- 4517, Class PC, 2.500%, 5/15/2044	114,444

	Government National Mortgage Association- 0.4%
422,633	Government National Mortgage Association, Series 2018-126, Class DA, 3.500%, 1/20/2048	395,407

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $545,158)		509,851

Shares/Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES-1.5%
	Commercial Mortgage-Backed Securities- 1.5%
$1,500,000	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class A4, 3.809%, 11/15/2025	$1,451,578

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $1,534,752)		1,451,578

U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES-2.9%
	Federal Home Loan Mortgage Corp.-0.3%
51,119	Freddie Mac Gold, Pool G18527, 3.000%, 10/1/2029	48,997
218,697	Freddie Mac Gold, Pool 18707, 3.500%, 9/1/2033	209,244
		258,241
	Federal National Mortgage Association-1.8%
701,003	Fannie Mae, Pool BL5389, 2.710%, 5/1/2027	660,566
571,303	Fannie Mae, Pool AM6756, 3.570%, 10/1/2029	541,871
139,737	Fannie Mae, Pool MA3621, 3.500%, 3/1/2039	130,184
43,800	Fannie Mae, Pool BN4896, 4.000%, 1/1/2049	40,590
116,747	Fannie Mae, Pool MA3592, 4.000%, 2/1/2049	108,318
349,478	Fannie Mae, Pool BP4338, 1Y US TI + 1.67%, 3/1/2049(1)	345,884
		1,827,413
	Small Business Administration Pools-0.4%
146,114	Small Business Administration Pools, PRIME - 3.50%, 1/25/2042(1)	147,829
210,453	Small Business Administration Pools, PRIME - 3.50%, 7/25/2042(1)	212,348
		360,177

Semi-Annual Report | June 30, 2024	11

Schedule of Investments
WesMark Balanced Fund	June 30, 2024 (Unaudited)

Shares/Principal Amount		Value
	UMBS Collateral-0.4%
$450,472	Fannie Mae Pool, 5.000%, 12/1/2052	$436,682

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES
(Cost $3,040,514)		2,882,513

U.S. GOVERNMENT SECURITIES-5.4%
	Federal Home Loan Banks-0.8%
750,000	4.625%, 11/17/2026	749,413

	U.S. Treasury Bond-1.7%
150,000	4.500%, 2/15/2036	152,883
150,000	4.750%, 2/15/2037	155,760
500,000	3.500%, 2/15/2039	450,058
500,000	2.875%, 8/15/2028	471,162
500,000	4.125%, 11/15/2032	491,680
		1,721,543
	U.S. Treasury Note-2.9%
1,500,000	4.500%, 11/30/2024	1,495,036
100,000	3.875%, 11/30/2027	98,111
500,000	4.000%, 12/15/2025	493,623
750,000	3.500%, 1/31/2030	718,389
		2,805,159
TOTAL U.S. GOVERNMENT SECURITIES
(Cost $5,399,535)		5,276,115

TAXABLE MUNICIPAL BONDS-2.5%
	California-0.2%
200,000	Charter Oak Unified School District, 2.681%, 8/1/2036	157,386

	Michigan-0.3%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	270,434

	Ohio-0.7%
660,000	Columbus-Franklin County Finance Authority, 4.490%, 11/15/2032	641,103

	Pennsylvania-0.4%
450,000	Commonwealth Financing Authority, 4.014%, 6/1/2033	423,941

Shares/Principal Amount		Value
	Utah-0.4%
$450,000	Utah Transit Authority, 3.393%, 12/15/2036	$381,670

	West Virginia-0.5%
575,000	Marshall University, 3.177%, 5/1/2029	534,684

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $2,617,747)		2,409,218

SHORT TERM INVESTMENTS-0.4%
	Mutual Funds-0.4%
399,654	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 5.246% (at net asset value)	399,654

TOTAL SHORT TERM INVESTMENTS
(Cost $399,654)		399,654

TOTAL INVESTMENTS-99.4%
(Cost $69,706,416)		97,727,362
OTHER ASSETS AND LIABILITIES-NET(3)-0.6%		588,922
NET ASSETS-100.0%		$98,316,284

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

TI – Treasury Index

Reference Rates:

1D US SOFR - 1 Day SOFR as of June 30, 2024 was 5.33%

1Y US TI - 1 Year US TI as of June 30, 2024 was 5.09%

PRIME - US Prime Rate as of June 30, 2024 was 8.50%

12	www.wesmarkfunds.com

Schedule of Investments
June 30, 2024 (Unaudited)	WesMark Balanced Fund

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of June 30, 2024 is based on the reference rate plus the displayed spread as of the security's last reset date.
(2)	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, these securities amounted to a value of $1,459,083 or 1.48% of net assets. These Securities have been determined to be liquid pursuant to procedures adopted by the board.
(3)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets as of June 30, 2024.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2024	13

Schedule of Investments
WesMark Government Bond Fund	June 30, 2024 (Unaudited)

Shares/Principal Amount		Value
EXCHANGE TRADED FUNDS-1.9%
4,602	iShares® 20+ Year Treasury Bond ETF	$422,372
26,648	iShares® iBoxx $ Investment Grade Corporate Bond ETF	2,854,534

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,422,787)		3,276,906

CORPORATE BONDS-10.3%
	Banks-7.4%
$1,000,000	Citigroup, Inc., 5.400%, 1/20/2026	995,484
1,000,000	Comerica, Inc., 4.000%, 2/1/2029	917,651
1,000,000	Fifth Third Bank NA, 3.850%, 3/15/2026	970,821
1,000,000	First Citizens BancShares, Inc., 3M CME TERM SOFR + 2.465%, 3/15/2030(1)	957,599
3,000,000	First Horizon Bank, 5.750%, 5/1/2030	2,860,993
500,000	FNB Corp., 4.875%, 10/2/2025	488,458
1,000,000	KeyBank NA/Cleveland OH, 3.400%, 5/20/2026	950,173
1,000,000	KeyCorp, 2.250%, 4/6/2027	909,161
500,000	Morgan Stanley, 1D US SOFR + 2.62%, 4/20/2037(1)	479,004
500,000	PNC Financial Services Group, Inc., SOFRINDX + 1.73%, 10/20/2027(1)	512,274
1,000,000	PNC Financial Services Group, Inc., SOFRINDX + 2.14%, 10/28/2033(1)	1,030,816
1,000,000	US Bancorp, 1D US SOFR + 1.60%, 2/1/2034(1)	948,489
1,000,000	Wintrust Financial Corp., 4.850%, 6/6/2029	914,215
		12,935,138
	Biotechnology-1.2%
2,000,000	Amgen, Inc., 5.250%, 3/2/2033	1,995,155

	Pipelines-0.6%
1,000,000	Kinder Morgan, Inc., 5.200%, 6/1/2033	970,870

	Retail-1.1%
2,000,000	AutoZone, Inc., 4.750%, 2/1/2033	1,913,583

TOTAL CORPORATE BONDS
(Cost $17,789,263)		17,814,746

Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - COLLATERALIZED
MORTGAGE OBLIGATIONS-15.3%
	Agency Collat CMO-9.5%
$203,949	Freddie Mac Structured Pass-Through Certificates, Series 2003-55, Class 1A3A, 30D US SOFR + 0.51448%, 3/25/2043(1)	$203,335
587,100	Fannie Mae REMIC Trust 2004-W14, Series 2004-W14, Class 1AF, 30D US SOFR + 0.51448%, 7/25/2044(1)	552,404
568,487	Government National Mortgage Association, Series 2010-59, Class FL, 1M CME TERM SOFR + 0.61448%, 5/20/2040(1)	563,459
2,145,431	Freddie Mac Strips, Series 2014-330, Class F4, 30D US SOFR + 0.46448%, 10/15/2037(1)	2,109,179
2,496,872	Fannie Mae REMICS, Series 2022-76, Class D, 5.500%, 8/25/2045	2,463,484
3,226,565	Fannie Mae REMICS, Series 2022-83, Class DA, 6.000%, 1/25/2048	3,240,038
1,459,345	Freddie Mac REMICS, Series 2023-5374, Class AV, 5.500%, 11/25/2034	1,464,829
2,931,964	Fannie Mae REMICS, Series 2024-6, Class BV, 5.500%, 2/25/2035	2,948,046
2,946,694	Freddie Mac REMICS, Series 2024-5386, Class CV, 5.500%, 2/25/2037	2,966,176
		16,510,950

	Agency Collat PAC CMO-1.7%
3,807,480	Freddie Mac REMICS, Series 2020-5020, Class TP, 2.000%, 10/25/2050	2,954,148

	Commercial MBS-2.6%
2,509,043	Government National Mortgage Association, Series 2020-177, Class DA, 1.250%, 6/16/2062	1,566,608
5,000,000	Government National Mortgage Association, Series 2021-203, Class B, 2.000%, 4/16/2062	2,934,686
		4,501,294

	Federal Home Loan Mortgage Corp.- 0.3%
617,893	Freddie Mac REMICS, Series 2016-4629, Class QG, 2.500%, 11/15/2046, REMIC	523,720

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Schedule of Investments
June 30, 2024 (Unaudited)	WesMark Government Bond Fund

Shares/Principal Amount		Value
	Federal National Mortgage Association-0.9%
$594,504	Fannie Mae REMICS, Series 2003-W18, Class 2A, 4.575%, 6/25/2043, REMIC (1)	$577,772
760,187	Fannie Mae REMICS, Series 2016-90, Class DA, 3.000%, 8/25/2046, REMIC	672,768
434,798	Fannie Mae REMICS, Series 2019-74, Class LB, 3.000%, 10/25/2049	390,389
		1,640,929
	Government National Mortgage Association- 0.3%
488,098	Government National Mortgage Association, Series 2013-38, Class KA, 1.250%, 2/20/2042	432,001

TOTAL U.S. GOVERNMENT AGENCY -
COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $30,689,495)		26,563,042

U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED
SECURITIES-37.6%
	Federal Home Loan Mortgage Corp.- 0.5%
1,047,967	Freddie Mac Pool, Pool QA6315, 3.500%, 1/1/2050	950,253

	FNMA Collateral-0.9%
1,773,396	Fannie Mae Pool, Pool MA2711, 3.000%, 8/1/2046	1,516,974

	GNMA2 Collateral-3.9%
2,605,541	Ginnie Mae II Pool, 4.000%, 8/20/2052	2,366,236
2,901,522	Ginnie Mae II Pool, 5.500%, 11/20/2052	2,857,168
1,600,932	Ginnie Mae II Pool, 5.500%, 12/20/2052	1,576,459
		6,799,863
Government National Mortgage Association- 0.1%
92,918	Ginnie Mae I Pool, Pool 589693, 4.500%, 7/15/2029	91,175

	UMBS Collateral-32.2%
4,405,054	Freddie Mac Pool, 4.000%, 6/1/2052	4,035,514
4,490,210	Freddie Mac Pool, 4.500%, 10/1/2052	4,238,267
2,770,973	Freddie Mac Pool, 4.000%, 11/1/2052	2,537,803
4,551,822	Freddie Mac Pool, 5.000%, 1/1/2053	4,405,653

Shares/Principal Amount		Value
$4,635,477	Freddie Mac Pool, 5.000%, 2/1/2053	$4,486,311
945,820	Freddie Mac Pool, 5.500%, 9/1/2053	933,327
3,709,010	Freddie Mac Pool, 6.000%, 9/1/2053	3,721,881
1,901,653	Fannie Mae Pool, 4.500%, 7/1/2042	1,826,044
4,121,423	Fannie Mae Pool, 4.500%, 10/1/2042	3,969,309
4,232,232	Fannie Mae Pool, 4.500%, 11/1/2042	4,076,085
1,910,459	Fannie Mae Pool, 4.500%, 1/1/2043	1,839,969
2,381,779	Fannie Mae Pool, 5.500%, 1/1/2043	2,386,823
4,389,418	Fannie Mae Pool, 4.000%, 6/1/2052	4,021,369
4,390,538	Fannie Mae Pool, 4.500%, 7/1/2052	4,146,882
2,607,156	Fannie Mae Pool, 5.500%, 11/1/2052	2,580,241
2,491,555	Fannie Mae Pool, 6.000%, 11/1/2052	2,510,022
4,543,817	Fannie Mae Pool, 5.000%, 2/1/2053	4,397,643
		56,113,143
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $68,510,863)		65,471,408

U.S. GOVERNMENT SECURITIES-27.0%
	Federal Farm Credit Banks Funding Corp.-3.1%
2,000,000	3.730%, 10/22/2032	1,877,190
2,000,000	1.910%, 5/17/2034	1,568,364
2,000,000	4.000%, 2/9/2033	1,912,788
		5,358,342
	Federal Home Loan Banks-1.1%
2,000,000	3.700%, 6/22/2035	1,840,778

	Federal Home Loan Mortgage Corp.-1.2%
2,161,000	5.650%, 4/30/2027	2,157,131

	Tennessee Valley Authority-0.6%
1,000,000	5.880%, 4/1/2036	1,101,230

	U.S. Treasury Bond-6.2%
1,000,000	3.750%, 11/15/2043	884,141
1,000,000	1.125%, 8/15/2040	609,258
2,000,000	1.750%, 8/15/2041	1,322,148
2,000,000	2.000%, 11/15/2041	1,374,766
2,000,000	2.375%, 2/15/2042	1,456,562
3,000,000	2.875%, 5/15/2028	2,834,531
2,500,000	2.875%, 8/15/2028	2,355,811
		10,837,217
	U.S. Treasury Note-6.7%
2,000,000	1.500%, 2/15/2030	1,717,031
2,000,000	0.625%, 8/15/2030	1,603,281
2,500,000	2.750%, 5/31/2029	2,322,851

Semi-Annual Report | June 30, 2024	15

Schedule of Investments
WesMark Government Bond Fund	June 30, 2024 (Unaudited)

Shares/Principal Amount		Value
1,000,000	3.875%, 12/31/2027	981,016
1,000,000	3.875%, 1/15/2026	985,098
3,000,000	4.000%, 2/15/2026	2,959,863
1,000,000	4.625%, 3/15/2026	996,641
		11,565,781
	United States Treasury Strip Coupon-8.1%
2,200,000	–%, 2/15/2040(2)	1,057,203
2,150,000	–%, 5/15/2040(2)	1,018,621
2,200,000	–%, 11/15/2040(2)	1,013,438
2,300,000	–%, 2/15/2041(2)	1,046,965
2,200,000	–%, 5/15/2041(2)	987,992
2,275,000	–%, 8/15/2041(2)	1,006,338
2,220,000	–%, 2/15/2042(2)	955,398
4,565,000	–%, 5/15/2042(2)	1,939,196
2,265,000	–%, 8/15/2042(2)	949,857
2,400,000	–%, 11/15/2042(2)	993,186
3,000,000	–%, 5/15/2043(2)	1,210,451
2,500,000	–%, 8/15/2043(2)	996,661
2,500,000	–%, 11/15/2043(2)	984,541
		14,159,847
TOTAL U.S. GOVERNMENT SECURITIES
(Cost $48,485,145)		47,020,326

TAXABLE MUNICIPAL BONDS-2.2%
	California-0.3%
500,000	Pasadena Public Financing Authority, Build America Revenue Bonds, Series B, 6.998%, 3/1/2034	562,404

	Michigan-0.6%
1,400,000	Michigan State Building Authority, 2.705%, 10/15/2040	1,062,859

	New York-0.4%
700,000	City of New York NY, 5.985%, 12/1/2036	725,881

	Ohio-0.3%
565,000	Summit County Development Finance Authority, 3.201%, 11/15/2036	471,609

	Pennsylvania-0.0%(3)
50,000	Borough of Columbia PA, 2.540%,6/15/2038	37,450

Shares/Principal Amount		Value
	West Virginia-0.6%
$1,000,000	Wheeling Municipal Building Commission, 5.558%, 8/1/2037	$1,014,459

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $4,408,819)		3,874,662

SHORT TERM INVESTMENTS-5.2%
	Mutual Funds-5.2%
9,112,186	Federated Hermes Government Obligations Fund, Premier Class, 7- Day Yield 5.246% (at net asset value)	9,112,186

TOTAL SHORT TERM INVESTMENTS
(Cost $9,112,186)		9,112,186

TOTAL INVESTMENTS-99.5%
(Cost $182,418,558)		173,133,276
OTHER ASSETS AND LIABILITIES-NET(4)-0.5%		865,886
NET ASSETS-100.0%		$173,999,162

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

SOFRINDX - US SOFR Secured Overnight Financing Rate Compounded Index

Reference Rates:

1D US SOFR - 1 Day SOFR as of June 30, 2024 was 5.33%

30D US SOFR - 30 Day SOFR as of June 30, 2024 was 5.34%

1M CME TERM SOFR – 1 Month CME TERM SOFR as of June 30, 2024 was 5.34%

3M CME TERM SOFR – 3 Month CME TERM SOFR as of June 30, 2024 was 5.32%

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of June 30, 2024 is based on the reference rate plus the displayed spread as of the security's last reset date. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Is Zero Coupon
(3)	Amount represents less than 0.05% of net assets.

16	www.wesmarkfunds.com

Schedule of Investments
June 30, 2024 (Unaudited)	WesMark Government Bond Fund

(4)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets as of June 30, 2024.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2024	17

Schedule of Investments
WesMark West Virginia Municipal Bond Fund	June 30, 2024 (Unaudited)

Shares/Principal Amount		Value
NON-TAXABLE MUNICIPAL BONDS-99.6%
	Pennsylvania-0.4%
$335,000	Quakertown Community School District, 4.000%, 9/1/2039	$334,620

	West Virginia-99.2%
	Berkeley County Building Commission:
580,000	2.000%, 6/1/2035	459,779
750,000	2.000%, 6/1/2040	526,847
400,000	4.000%, 6/1/2040	400,554
1,500,000	Berkeley County Public Service Sewer District, 4.500%, 10/1/2032	1,499,966
	Berkeley County, West Virginia, Public Service District Revenue Bonds:
370,000	Series C, 3.000%, 12/1/2029	353,732
450,000	Series C, 3.400%, 12/1/2034	438,838
380,000	Berkeley County, West Virginia, Public
	Service District Water Revenue Bonds, Series A, 4.500%, 12/1/2033	380,249
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
275,000	5.000%, 6/1/2027	282,870
950,000	5.000%, 6/1/2028	977,364
655,000	5.000%, 6/1/2029	673,499
620,000	Series A, 5.300%, 3/1/2029	621,257
950,000	Brooke County Building Commission, 3.000%, 12/1/2036	870,720
965,000	Brooke County, West Virginia, Board of Education General Obligation Unlimited Bonds, 3.000%, 6/1/2027	933,584
2,000,000	Cabell County Board of Education, 2.000%, 6/1/2033	1,650,843
265,000	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds, Series A, 3.700%, 12/1/2028	254,023
595,000	City of Buckhannon, West Virginia, Waterworks Revenue Bonds, Series A, 4.000%, 3/1/2029	585,549
	City of Charles Town WV Waterworks & Sewerage System Revenue:
400,000	2.250%, 6/1/2035	329,223
315,000	3.000%, 6/1/2041	267,263

Shares/Principal Amount		Value
	City of Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
$620,000	Series A, 4.000%, 3/1/2029	$626,328
310,000	Series B, 4.000%, 6/1/2031	313,315
	City of Charleston, West Virginia, Sewage System Revenue Bonds:
310,000	4.000%, 7/1/2031	312,775
275,000	4.000%, 7/1/2032	276,818
300,000	City of Clarksburg WV Water Revenue, 2.000%, 6/1/2034	243,518
600,000	City of Saint Albans, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds, Series B, 4.000%, 12/1/2027	583,664
	City of Wheeling WV Waterworks & Sewerage System Revenue:
500,000	4.000%, 6/1/2035	514,214
500,000	4.000%, 6/1/2036	513,298
	Claywood Park Public Service District WV Water Revenue:
950,000	3.000%, 11/1/2036	859,919
680,000	3.000%, 11/1/2041	571,226
	Claywood Park Public Service District, West Virginia, Water Revenue Bonds:
110,000	Series C, 3.200%, 11/1/2029	99,336
225,000	Series C, 3.400%, 11/1/2031	201,365
380,000	Corporation of Shepherdstown, West
	Virginia, Water Revenue Bonds, 3.300%, 3/1/2032	361,529
545,000	Fayette County Board of Education: 2.250%, 10/1/2030	469,675
500,000	2.000%, 10/1/2031	418,099
640,000	2.250%, 10/1/2032	532,785
565,000	2.500%, 10/1/2033	477,347
750,000	Greenbrier County Public Service, Series A, 5.000%, 10/1/2037	818,504
	Hampshire County, West Virginia, Building Commission Revenue Bonds:
355,000	Series A, 3.000%, 1/1/2029	320,646
380,000	Series A, 3.000%, 1/1/2031	333,186
1,660,000	Series A, 4.250%, 1/1/2035	1,660,084
2,265,000	Hancock, WV, 3.250%, 5/1/2036(1)(2)	2,135,998
1,000,000	Harrison County Building Commission, 3.500%, 10/1/2035	904,289

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Schedule of Investments
June 30, 2024 (Unaudited)	WesMark West Virginia Municipal Bond Fund

Shares/Principal Amount		Value
$3,000,000	Jefferson County Board of Education, 2.000%, 6/1/2036	$2,327,877
850,000	Lewis County Building Commission, 4.750%, 2/1/2038	865,398
1,910,000	Mason County Public Service District Water Revenue, 3.000%, 12/1/2036	1,742,456
2,320,000	Monongalia County Building Commission, 2.000%, 2/1/2034	1,904,222
	Morgantown Utility Board, Inc.:
500,000	3.250%, 12/1/2032	487,360
500,000	4.000%, 12/1/2034	518,989
1,500,000	3.000%, 12/1/2040	1,300,375
1,430,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds,Series A, 3.500%, 12/1/2035	1,402,751
200,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.750%, 10/1/2032	198,805
	Morgantown, West Virginia, Utility Board Revenue Bonds:
1,000,000	Series A, 4.000%, 12/1/2029	1,013,425
1,210,000	Series A, 4.000%, 12/1/2030	1,225,063
1,000,000	Series A, 4.000%, 12/1/2031	1,010,848
1,030,000	Moundsville Building Commission, 4.000%, 8/1/2037	1,034,680
	Ohio County Board of Education:
3,000,000	3.000%, 6/1/2033	2,761,966
635,000	3.000%, 6/1/2034	582,671
500,000	Putnam County Building Commission, 4.000%, 5/1/2037	512,642
	Putnam Public Service District:
1,000,000	4.000%, 12/1/2039	933,216
1,150,000	3.000%, 11/1/2040	998,258
1,000,000	3.000%, 4/1/2041	853,688
1,000,000	3.000%, 6/1/2041	851,822
1,000,000	3.625%, 12/1/2045	828,070
1,000,000	Raleigh County Public Service District, 3.000%, 6/1/2037	907,850
880,000	Salem, West Virginia Sewer Revenue Bonds, Series A, 4.000%, 12/1/2032	868,520
	State of West Virginia:
500,000	5.000%, 6/1/2035	529,765
1,000,000	5.000%, 12/1/2040	1,044,212

Shares/Principal Amount		Value
$795,000	Wayne County, West Virginia, Board of Education General Obligation Unlimited Bonds, 3.000%, 6/1/2026	$785,719
500,000	West Virginia Commissioner Of Highways Special Obligation Surface Transportation Improvements Bonds, Series A, 5.000%, 9/1/2029	526,919
670,000	West Virginia Economic Development Authority Lease Revenue Bonds (Clarksburg Office Building), 3.500%, 6/1/2030	662,690
1,650,000	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot), Series A, 4.750%, 8/1/2029	1,651,557
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building):
310,000	Series C, 3.500%, 6/1/2030	306,618
600,000	Series D, 3.250%, 6/1/2028	593,347
355,000	Series D, 3.500%, 6/1/2030	351,127
1,000,000	West Virginia Economic Development Authority Lottery Revenue Bonds, Series A, 5.000%, 7/1/2032	1,046,324
100,000	West Virginia Higher Education Policy Commission, 4.000%, 4/1/2034	99,638
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
1,730,000	5.000%, 7/1/2034	1,798,589
400,000	Series B, 3.600%, 4/1/2027	396,452
1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCs Improvement), Series D, 4.000%, 6/1/2029	1,006,833
585,000	West Virginia Hospital Finance Authority Revenue Bonds (West Virginia University Health System), Series A, 3.375%, 6/1/2029	574,482
	West Virginia Housing Development Fund:
500,000	3.450%, 5/1/2030	489,972
1,100,000	3.450%, 11/1/2030	1,080,241
500,000	2.000%, 11/1/2032	412,876
1,500,000	3.700%, 11/1/2032	1,495,117

Semi-Annual Report | June 30, 2024	19

Schedule of Investments
WesMark West Virginia Municipal Bond Fund	June 30, 2024 (Unaudited)

Shares/Principal Amount		Value
$1,000,000	4.100%, 11/1/2033	$1,016,901
375,000	3.800%, 5/1/2034	374,079
500,000	3.375%, 11/1/2034	476,278
370,000	3.850%, 11/1/2034	370,249
500,000	4.375%, 5/1/2035	508,716
800,000	2.050%, 11/1/2035	644,756
575,000	3.800%, 11/1/2037	573,710
1,500,000	4.150%, 11/1/2038	1,519,564
1,000,000	4.150%, 11/1/2038	1,013,043
1,000,000	4.000%, 11/1/2039	999,089
500,000	4.450%, 11/1/2043	503,373
500,000	4.700%, 11/1/2044	504,688
	West Virginia School Building Authority Lottery Revenue Capital Improvement Bonds:
515,000	Series A, 5.000%, 7/1/2026	515,664
535,000	Series A, 5.000%, 7/1/2027	535,662
300,000	West Virginia State Bonds, Series A, 3.250%, 6/1/2033	287,389
500,000	West Virginia State Economic Development Authority Lottery Revenue Bonds, 3.000%, 6/15/2031	482,948
500,000	West Virginia State Hospital Finance Authority Refunding West Virginia United Health System, Series A, 4.000%, 6/1/2034	496,671
500,000	West Virginia State Housing Development Fund Revenue Bonds, Series A, 3.450%, 11/1/2033	483,744
630,000	West Virginia State University Revenues Revenue Bonds, Series A, 5.250%, 4/1/2028	647,754
1,000,000	West Virginia University, 4.000%, 10/1/2037	1,006,459
500,000	West Virginia Water Development Authority, 4.000%, 10/1/2041	491,668
500,000	West Virginia Water Development Authority Infrastructure Revenue Bonds, Series A, 5.000%, 10/1/2032	514,805
2,605,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 5.000%, 10/1/2029	2,690,683

Shares/Principal Amount		Value
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
$800,000	Series A-II, 3.000%, 11/1/2027	$785,360
300,000	Series A-II, 3.125%, 11/1/2028	296,210
725,000	Series B-II, 4.000%, 11/1/2025	725,300
1,000,000	Wood County, West Virginia, Board of Education Public School General Obligation Unlimited Bonds, 3.000%, 6/1/2029	975,880
860,000	Wood County, West Virginia, Building Commission Lease Revenue Bonds, 4.000%, 1/1/2032	814,495
		85,292,646
TOTAL NON-TAXABLE MUNICIPAL BONDS
(Cost $91,605,537)		85,627,266

TOTAL INVESTMENTS-99.6%
(Cost $91,605,537)		85,627,266
OTHER ASSETS AND LIABILITIES-NET(3)-0.4%		326,199
NET ASSETS-100.0%		$85,953,465

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of June 30, 2024 is based on the reference rate plus the displayed spread as of the security's last reset date.
(2)	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, these securities amounted to a value of $2,135,998 or 2.49% of net assets.

These Securities have been determined to be liquid pursuant to procedures adopted by the board.

(3)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets as of June 30, 2024.

See Notes to Financial Statements which are an integral part of the Financial Statements.

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Schedule of Investments
June 30, 2024 (Unaudited)	WesMark Tactical Opportunity Fund

Shares/Principal Amount		Value
EXCHANGE TRADED FUNDS-97.2%
BROAD DOMESTIC EQUITY-9.3%
7,839	SPDR S&P 500® ETF Trust	$4,266,141

TOTAL BROAD DOMESTIC EQUITY		4,266,141

BROAD DOMESTIC FIXED INCOME-40.4%
72,791	iShares® 1-3 Year Treasury Bond ETF	5,943,385
59,038	iShares® iBoxx $ Investment Grade Corporate Bond ETF	6,324,150
63,952	iShares® Core U.S. Aggregate Bond ETF	6,207,821

TOTAL BROAD DOMESTIC FIXED INCOME		18,475,356

COMMODITIES-10.7%
156,995	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	2,205,780
12,476	SPDR® Gold Shares(1)	2,682,465

TOTAL COMMODITIES		4,888,245

INTERNATIONAL (EX. U.S.) EQUITY-4.9%
42,137	iShares® MSCI ACWI ex U.S. ETF	2,238,739

TOTAL INTERNATIONAL (EX. U.S.) EQUITY		2,238,739

U.S. SECTOR FOCUSED EQUITY-12.9%
14,252	Consumer Staples Select Sector SPDR® Fund	1,091,418
12,894	Energy Select Sector SPDR® Fund	1,175,288
29,478	Financial Select Sector SPDR® Fund	1,211,841
10,326	Industrial Select Sector SPDR® Fund	1,258,430
8,647	iShares® Biotechnology ETF	1,186,887

TOTAL U.S. SECTOR FOCUSED EQUITY		5,923,864

U.S. SMALL AND MID CAP EQUITY-8.0%
18,132	iShares® Russell 2000® ETF	3,678,801

TOTAL U.S. SMALL AND MID CAP EQUITY		3,678,801

U.S. VALUE COMPANY FOCUSED EQUITY-11.0%
42,341	Vanguard® Mega Cap Value ETF	5,017,408

Shares/Principal Amount	Value

TOTAL U.S. VALUE COMPANY FOCUSED EQUITY	$5,017,408

TOTAL EXCHANGE TRADED FUNDS
(Cost $39,317,651)	44,488,554

SHORT TERM INVESTMENTS-2.6%
Mutual Funds-2.6%
1,198,881	Federated Hermes Government Obligations Fund, Premier Class, 7- Day Yield 5.246% (at net asset value)	1,198,881

TOTAL SHORT TERM INVESTMENTS
(Cost $1,198,881)	1,198,881

TOTAL INVESTMENTS-99.8%
(Cost $40,516,532)	45,687,435
OTHER ASSETS AND LIABILITIES-NET(2)-0.2%	100,083
NET ASSETS-100.0%	$45,787,518

Investment Abbreviations:

SPDR - Standard and Poor's Depository Receipt

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets as of June 30, 2024.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2024	21

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	WesMark Small Company Fund	WesMark Large Company Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund	WesMark Tactical Opportunity Fund
ASSETS:

Investments in securities, at value (cost - see below)	$118,830,161	$335,993,029	$97,727,362	$173,133,276	$85,627,266	$45,687,435
Cash	12,539	23,926	36,014	–	–	–

RECEIVABLE FOR:
Dividends and interest	58,115	180,322	378,227	977,908	656,559	50,879
Fund shares sold	401,647	541,752	621,359	935,661	59,741	180,203
Prepaid expenses	1,499	16,054	11,346	11,846	9,032	16,349
Total Assets	119,303,961	336,755,083	98,774,308	175,058,691	86,352,598	45,934,866

LIABILITIES:

PAYABLE FOR:
Payable due to custodian	–	–	–	–	25,526	–
Fund shares redeemed	170,132	1,791,784	374,204	427,830	184,000	101,662
Income distribution payable	–	–	–	528,053	114,287	–
Fund Accounting and Administration fees (Note 5)	25,820	50,859	34,521	40,333	29,944	14,343
Audit, Tax, and Legal expenses	10,274	10,274	10,274	10,274	15,488	10,274
Shareholder services fee (Note 5)	24,073	68,278	20,152	35,899	17,608	9,402
Transfer agency expenses (Note 5)	5,554	8,256	6,181	5,235	4,087	4,524
Printing and Postage expenses	7,787	9,983	8,494	7,955	5,186	4,878
Trustees' fees and expenses	2,760	5,518	2,753	3,723	2,795	2,045
Chief compliance officer fees	212	212	212	212	212	212
Other accrued liabilities and expenses	42	53	1,233	15	–	8
Total Liabilities	246,654	1,945,217	458,024	1,059,529	399,133	147,348
Net Assets	$119,057,307	$334,809,866	$98,316,284	$173,999,162	$85,953,465	$45,787,518

NET ASSETS CONSIST OF:

Paid-in capital	$71,607,730	$109,397,318	$67,224,873	$226,506,434	$91,971,014	$42,124,914
Total distributable earnings	47,449,577	225,412,548	31,091,411	(52,507,272)	(6,017,549)	3,662,604
Net Assets	$119,057,307	$334,809,866	$98,316,284	$173,999,162	$85,953,465	$45,787,518

Shares Outstanding, No Par Value, Unlimited Shares Authorized	8,452,132	13,936,631	7,206,923	22,428,123	8,909,042	4,050,974
Net asset value, offering price & redemption price per share	$14.09	$24.02	$13.64	$7.76	$9.65	$11.30
Investments, at identified cost	$75,660,417	$135,976,310	$69,706,416	$182,418,558	$91,605,537	$40,516,532

See Notes to Financial Statements which are an integral part of the Financial Statements.

22	www.wesmarkfunds.com

Statements of Operations
For the Six Months Ended June 30, 2024 (Unaudited)

	WesMark Small Company Fund	WesMark Large Company Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund	WesMark Tactical Opportunity Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes*	$608,201	$2,073,269	$837,313	$65,255	$–	$517,036
Interest	30,951	68,014	775,488	3,895,617	1,384,088	60,336
Total Investment Income	639,152	2,141,283	1,612,801	3,960,872	1,384,088	577,372
EXPENSES:
Investment adviser fee (Note 5)	422,374	1,223,524	367,649	527,841	259,811	169,190
Fund Accounting and
Administration fees (Note 5)	61,758	125,888	67,736	89,806	60,575	40,935
Custodian fees (Note 5)	9,693	19,169	9,467	8,680	7,287	3,733
Transfer agency expenses (Note 5)	15,523	24,308	17,570	15,142	11,412	11,107
Trustees' fees and expenses (Note 8)	17,302	32,049	16,446	22,025	16,112	12,792
Audit and tax expenses	6,691	6,691	6,691	6,691	6,691	6,691
Legal expenses	7,297	7,297	7,297	7,297	16,668	7,297
Shareholder services fee (Note 5)	160,479	464,640	142,411	255,276	126,580	65,096
Registration expenses	5,370	10,137	8,495	8,956	5,492	8,854
Printing and Postage expenses	6,764	9,316	7,418	7,187	4,033	3,940
Insurance premiums	2,959	8,714	2,779	4,901	2,525	1,189
Miscellaneous fees	1,551	4,729	1,545	2,747	1,420	659
Net Expenses	717,761	1,936,462	655,504	956,549	518,606	331,483
Net Investment Income (Loss)	(78,609)	204,821	957,297	3,004,323	865,482	245,889
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	3,718,162	13,971,245	2,691,263	(6,227,461)	17,085	422,906
Net change in unrealized appreciation (depreciation) of investments	3,823,674	20,404,134	940,455	2,029,405	(2,156,243)	1,078,610
Net realized and unrealized gain (loss) on investments	7,541,836	34,375,379	3,631,718	(4,198,056)	(2,139,158)	1,501,516
Net Increase (Decrease) in Net Assets Resulting from Operations	$7,463,227	$34,580,200	$4,589,015	$(1,193,733)	$(1,273,676)	$1,747,405
*Foreign tax withholding	$–	$12,692	$–	$–	$–	$–

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2024	23

Statements of Changes in Net Assets

	WesMark Small Company Fund		WesMark Large Company Fund
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income (loss)	$(78,609)	$344,618	$204,821	$1,432,640
Net realized gain	3,718,162	6,643,343	13,971,245	33,482,556
Net change in unrealized appreciation	3,823,674	11,456,677	20,404,134	25,550,732
Net increase in net assets resulting from operations	7,463,227	18,444,638	34,580,200	60,465,928

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From distributable earnings	–	(6,371,428)	(213,579)	(23,307,125)
Decrease in net assets from distributions to shareholders	–	(6,371,428)	(213,579)	(23,307,125)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	6,213,875	11,594,119	4,991,665	13,465,804
Shares issued in reinvestment of distributions	–	1,234,669	60,669	6,769,137
Cost of shares redeemed	(4,275,571)	(10,172,347)	(18,871,373)	(31,760,296)
Net increase (decrease) resulting from beneficial interest transactions	1,938,304	2,656,441	(13,819,039)	(11,525,355)
Net Increase in Net Assets	9,401,531	14,729,651	20,547,582	25,633,448

NET ASSETS:
Beginning of Period	109,655,776	94,926,125	314,262,284	288,628,836
End of Period	$119,057,307	$109,655,776	$334,809,866	$314,262,284

See Notes to Financial Statements which are an integral part of the Financial Statements.

24	www.wesmarkfunds.com

Statements of Changes in Net Assets

	WesMark Balanced Fund		WesMark Government Bond Fund
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income	$957,297	$1,973,019	$3,004,323	$5,854,649
Net realized gain (loss)	2,691,263	2,404,833	(6,227,461)	(19,936,600)
Net change in unrealized appreciation	940,455	373,808	2,029,405	18,708,493
Net increase (decrease) in net assets resulting from operations	4,589,015	4,751,660	(1,193,733)	4,626,542

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From distributable earnings	(954,164)	(4,637,257)	(3,022,162)	(5,960,206)
Decrease in net assets from distributions to shareholders	(954,164)	(4,637,257)	(3,022,162)	(5,960,206)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	2,668,035	10,122,385	9,898,153	22,244,916
Shares issued in reinvestment of distributions	154,905	757,350	202,276	446,257
Cost of shares redeemed	(6,739,811)	(11,866,048)	(14,437,850)	(26,306,097)
Net decrease resulting from beneficial interest transactions	(3,916,871)	(986,313)	(4,337,421)	(3,614,924)
Net Decrease in Net Assets	(282,020)	(871,910)	(8,553,316)	(4,948,588)

NET ASSETS:
Beginning of Period	98,598,304	99,470,214	182,552,478	187,501,066
End of Period	$98,316,284	$98,598,304	$173,999,162	$182,552,478

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2024	25

Statements of Changes in Net Assets

	WesMark West Virginia Municipal Bond Fund		WesMark Tactical Opportunity Fund
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income	$865,482	$1,895,220	$245,889	$639,562
Net realized gain (loss)	17,085	(84,646)	422,906	(179,528)
Net change in unrealized appreciation (depreciation)	(2,156,243)	2,106,308	1,078,610	2,456,577
Net increase (decrease) in net assets resulting from operations	(1,273,676)	3,916,882	1,747,405	2,916,611

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From distributable earnings	(838,072)	(1,894,987)	(560,464)	(362,269)
Decrease in net assets from distributions to shareholders	(838,072)	(1,894,987)	(560,464)	(362,269)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	2,176,400	4,305,299	2,073,844	5,018,229
Shares issued in reinvestment of distributions	67,726	234,375	5,021	4,362
Cost of shares redeemed	(3,761,021)	(12,576,715)	(2,248,454)	(3,938,959)
Net increase (decrease) resulting from beneficial interest transactions	(1,516,895)	(8,037,041)	(169,589)	1,083,632
Net Increase (Decrease) in Net Assets	(3,628,643)	(6,015,146)	1,017,352	3,637,974

NET ASSETS:
Beginning of Period	89,582,108	95,597,255	44,770,166	41,132,192
End of Period	$85,953,465	$89,582,109	$45,787,518	$44,770,166

See Notes to Financial Statements which are an integral part of the Financial Statements.

26	www.wesmarkfunds.com

Financial Highlights

WesMark Small Company Fund

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$13.19		$11.71	$15.66	$16.12	$12.79	$10.63
Income (Loss) from
Investment Operations:
Net Investment Income (Loss)	0.00	(1)	0.06	0.00 (1)	(0.07)	(1.36)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	0.90		2.20	(3.22)	3.64	6.01	2.21
Total from Investment Operations	0.90		2.26	(3.22)	3.57	4.65	2.16

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	–		(0.04)	–	–	–	–
From Net Realized Gain on Investments	–		(0.74)	(0.73)	(4.03)	(1.32)	–
Total Distributions	–		(0.78)	0.73	(4.03)	(1.32)	–
Net Asset Value, End of Period	$14.09		$13.19	$11.71	$15.66	$16.12	$12.79

Total Return	6.82	%(2)	19.46%	(20.56)%	23.23%	36.61%	20.32%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.27	%(3)	1.22%	1.24%	1.23%	1.27%	1.26%
Net Investment Income/(Loss)	(0.14	)%(3)	0.34%	(0.04)%	(0.47)%	(0.37)%	(0.46)%
Net Assets Value End of Period (000 omitted)	$119,057		$109,656	$94,926	$119,737	$116,105	$96,185
Portfolio Turnover Rate	11	%(4)	48%	52%	42%	52%	50%

(1)	Less than $0.005 per share.
(2)	Total return not annualized for periods less than one full year.
(3)	Ratios for periods of less than a year are annualized.
(4)	Not Annualized.

(1)	Less than $0.005 per share.
(2)	Total return not annualized for periods less than one full year.
(3)	Ratios for periods of less than a year are annualized.
(4)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2024	27

Financial Highlights

WesMark Large Company Fund

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$21.63		$19.12	$27.41	$23.41		$19.95	$16.80
Income (Loss) from Investment Operations:
Net Investment Income (Loss)	0.00	(1)	0.11	0.09	(0.02)		(1.66)	0.04
Net Realized and Unrealized Gain (Loss) on Investments	2.40		4.06	(5.93)	6.08		6.89	4.40
Total from Investment Operations	2.40		4.17	(5.84)	6.06		5.23	4.44

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.01)		(0.10)	(0.09)	(0.00	)(1)	(0.02)	(0.04)
From Net Realized Gain on
Investments	–		(1.56)	(2.35)	(2.06)		(1.75)	(1.25)
From Tax Return of Capital	—		—	(0.01)	—		—	—
Total Distributions	(0.01)		(1.66)	(2.45)	(2.06)		(1.77)	(1.29)
Net Asset Value, End of Period	$24.02		$21.63	$19.12	$27.41		$23.41	$19.95

Total Return	11.12	%(2)	21.94%	(21.42)%	26.06%		26.31%	26.53%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.19	%(3)	1.12%	1.13%	1.12%		1.14%	1.14%
Net Investment Income/(Loss)	0.13	%(3)	0.48%	0.33%	(0.09)%		0.07%	0.23%
Net Assets Value End of Period (000 omitted)	$334,810		$314,262	$288,629	$402,773		$364,086	$331,238
Portfolio Turnover Rate	6	%(4)	24%	34%	14%		27%	55%

(1)	Less than $0.005 per share.
(2)	Total return not annualized for periods less than one full year.
(3)	Ratios for periods of less than a year are annualized.
(4)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

28	www.wesmarkfunds.com

Financial Highlights

WesMark Balanced Fund

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$13.15		$13.13	$14.68	$13.45	$13.31	$11.77
Income (Loss) from Investment Operations:
Net Investment Income (Loss)	0.13		0.27	0.19	0.16	(0.08)	0.23
Net Realized and Unrealized Gain (Loss) on Investments	0.49		0.37	(1.24)	1.96	0.72	2.14
Total from Investment Operations	0.62		0.64	(1.05)	2.12	0.64	2.37

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.13)		(0.27)	(0.22)	(0.17)	(0.22)	(0.23)
From Net Realized Gain on Investments	–		(0.35)	(0.28)	(0.72)	(0.28)	(0.60)
Total Distributions	(0.13)		(0.62)	(0.50)	(0.89)	(0.50)	(0.83)
Net Asset Value, End of Period	$13.64		$13.15	$13.13	$14.68	$13.45	$13.31

Total Return	4.73	%(1)	4.98%	(7.19)%	15.85%	5.05%	20.30%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.34	%(2)	1.24%	1.24%	1.25%	1.27%	1.25%
Net Investment Income	1.95	%(2)	2.01%	1.36%	1.03%	1.66%	1.74%
Net Assets Value End of Period (000 omitted)	$98,316		$98,598	$99,470	$121,852	$114,766	$112,171
Portfolio Turnover Rate	6	%(3)	24%	18%	23%	29%	31%

(1)	Total return not annualized for periods less than one full year.
(2)	Ratios for periods of less than a year are annualized.
(3)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2024	29

Financial Highlights

WesMark Government Bond Fund

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$7.94		$7.99	$9.81	$10.08	$9.93	$9.68
Income (Loss) from Investment Operations:
Net Investment Income	0.12		0.25	0.13	0.07	0.11	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(0.17)		(0.04)	(1.80)	(0.21)	0.23	0.27
Total from Investment Operations	(0.05)		0.21	(1.67)	(0.14)	0.34	0.46

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.13)		(0.26)	(0.15)	(0.13)	(0.19)	(0.21)
Total Distributions	(0.13)		(0.26)	(0.15)	(0.13)	(0.19)	(0.21)
Net Asset Value, End of Period	$7.76		$7.94	$7.99	$9.81	$10.08	$9.93

Total Return	(0.58	)%(1)	2.71%	(17.11)%	(1.35)%	3.46%	4.75%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.09	%(2)	1.01%	1.01%	1.02%	1.03%	1.01%
Net Investment Income	3.42	%(2)	3.24%	1.51%	0.72%	1.09%	1.72%
Net Assets Value End of Period (000 omitted)	$173,999		$182,552	$187,501	$242,733	$232,565	$231,959
Portfolio Turnover Rate	15	%(3)	72%	56%	40%	51%	37%

(1)	Total return not annualized for periods less than one full year.
(2)	Ratios for periods of less than a year are annualized.
(3)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

30	www.wesmarkfunds.com

Financial Highlights

WesMark West Virginia Municipal Bond Fund

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020		For the Year Ended December 31, 2019
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$9.88		$9.67	$10.69		$10.84	$10.67		$10.38
Income (Loss) from Investment Operations:
Net Investment Income	0.09		0.20	0.18		0.17	0.18		0.20
Net Realized and Unrealized Gain (Loss) on Investments	(0.23)		0.21	(1.02)		(0.13)	0.18		0.30
Total from Investment Operations	(0.14)		0.41	(0.84)		0.04	0.36		0.50

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.09)		(0.20)	(0.18)		(0.17)	(0.19)		(0.21)
From Net Realized Gain on Investments	–		–	(0.00	)(1)	(0.02)	(0.00	)(1)	(0.00	)(1)
Total Distributions	(0.09)		(0.20)	(0.18)		(0.19)	(0.19)		(0.21)
Net Asset Value, End of Period	$9.65		$9.88	$9.67		$10.69	$10.84		$10.67

Total Return	(1.38	)%(2)	4.29%	(7.84)%		0.43%	3.48%		4.83%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.20	%(3)	1.10%	1.10%		1.11%	1.10%		1.08%
Net Investment Income	2.00	%(3)	2.05%	1.84%		1.61%	1.81%		1.94%
Net Assets Value End of Period (000 omitted)	$85,953		$89,582	$95,597		$114,698	$119,454		$117,868
Portfolio Turnover Rate	4	%(4)	6%	9%		15%	10%		9%

(1)	Less than $0.005 per share.
(2)	Total return not annualized for periods less than one full year.
(3)	Ratios for periods of less than a year are annualized.
(4)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2024	31

Financial Highlights

WesMark Tactical Opportunity Fund

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value, Beginning of Year	$11.01		$10.37	$12.16	$11.95	$11.25	$10.01
Income (Loss) from Investment Operations:
Net Investment Income	0.06		0.16	0.14	0.19	0.04	0.10
Net Realized and Unrealized Gain (Loss) on Investments	0.37		0.57	(1.64)	1.45	0.91	1.56
Total from Investment Operations	0.43		0.73	(1.50)	1.64	0.95	1.66

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.14)		(0.09)	(0.02)	(0.13)	(0.04)	(0.11)
From Net Realized Gain on Investments	–		–	(0.07)	(1.30)	(0.21)	(0.31)
Total Distributions	(0.14)		(0.09)	(0.29)	(1.43)	(0.25)	(0.42)
Net Asset Value, End of Period	$11.30		$11.01	$10.37	$12.16	$11.95	$11.25

Total Return	3.90	%(1)	7.10%	(12.38)%	13.94%	8.48%	16.61%

RATIOS TO AVERAGE NET ASSETS

Net Expenses(2)	1.47	%(3)	1.39%	1.43%	1.44%	1.50%	1.46%
Net Investment Income(2)(4)	1.09	%(3)	1.52%	1.29%	1.45%	0.36%	0.91%
Net Assets Value End of Period (000 omitted)	$45,788		$44,770	$41,132	$47,979	$45,762	$41,452
Portfolio Turnover Rate	9	%(5)	39%	85%	78%	169%	152%

(1)	Total return not annualized for periods less than one full year.

(2)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying investment companies in which the Fund invests.

(3)	Ratios for periods of less than a year are annualized.

(4)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not Annualized.

See Notes to Financial Statements which are an integral part of the Financial Statements.

32	www.wesmarkfunds.com

Notes to Financial Statements and Financial Highlights

June 30, 2024 (Unaudited)

1. ORGANIZATION

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios (individually referred to as the “Fund”, or collectively as the “Funds”), which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Fund (“Small Company Fund”)	Diversified	To achieve capital appreciation
WesMark Large Company Fund (“Large Company Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia
WesMark Tactical Opportunity Fund (“Tactical Opportunity Fund”)	Diversified	To achieve capital appreciation

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimates that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codifications Topic 946 Financial Services - Investment Companies.

Investment Valuation – In calculating their net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
››	Fixed-income securities acquired with remaining maturities greater than 60 days are valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
››	Fixed-income securities acquired with remaining maturities of 60 days or less may be valued using price evaluations provided by a pricing service approved by the Trustees. They may also be valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates value.
››	Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.
››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

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Notes to Financial Statements and Financial Highlights

June 30, 2024 (Unaudited)

Fair Valuation and Significant Events Procedures – The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mean evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
››	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and
››	Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation approach used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation approach. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 —	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

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Notes to Financial Statements and Financial Highlights

June 30, 2024 (Unaudited)

The following is a summary of the inputs used as of June 30, 2024 in valuing the Funds’ investments carried at fair value:

Small Company Fund

Investments in Securities at Value*	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks	$115,652,036	$–	$–	$115,652,036
Exchange Traded Funds	1,650,670	–	–	1,650,670
Short Term Investments	1,527,455	–	–	1,527,455
Total	$118,830,161	$–	$–	$118,830,161

Large Company Fund

Investments in Securities at Value*	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks	$332,980,988	$–	$–	$332,980,988
Short Term Investments	3,012,041	–	–	3,012,041
Total	$335,993,029	$–	$–	$335,993,029

Balanced Fund

Investments in Securities at Value*	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks	$61,972,566	$–	$–	$61,972,566
Corporate Bonds	–	22,825,867	–	22,825,867
U.S. Government Agency - Collateralized Mortgage Obligations	–	509,851	–	509,851
Commercial Mortgage-Backed Securities	–	1,451,578	–	1,451,578
U.S. Government Agency - Mortgage-Backed Securities	–	2,882,513	–	2,882,513
U.S. Government Securities	–	5,276,115	–	5,276,115
Taxable Municipal Bonds	—	2,409,218	–	2,409,218
Short Term Investments	399,654	–	–	399,654
Total	$62,372,220	$35,355,142	$–	$97,727,362

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Notes to Financial Statements and Financial Highlights

June 30, 2024 (Unaudited)

Government Bond Fund

Investments in Securities at Value*	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Exchange Traded Funds	$3,276,906	$–	$–	$3,276,906
Corporate Bonds	–	17,814,746	–	17,814,746
U.S. Government Agency - Collateralized Mortgage Obligations	–	26,563,042	–	26,563,042
U.S. Government Agency - Mortgage-Backed Securities	—	65,471,408	–	65,471,408
U.S. Government Securities	–	47,020,326	–	47,020,326
Taxable Municipal Bonds	–	3,874,662	–	3,874,662
Short Term Investments	9,112,186	—	–	9,112,186
Total	$12,389,092	$160,744,184	$–	$173,133,276

West Virginia Municipal Bond Fund

Investments in Securities at Value*	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Non-Taxable Municipal Bonds	$–	$85,627,266	$–	$85,627,266
Total	$–	$85,627,266	$–	$85,627,266

Tactical Opportunity Fund

Investments in Securities at Value*	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Exchange Traded Funds	$44,488,554	$–	$–	$44,488,554
Short Term Investments	1,198,881	–	–	1,198,881
Total	$45,687,435	$–	$–	$45,687,435

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the six months ended June 30, 2024. Thus, a reconciliation of assets in which unobservable inputs (Level 3) were used is not applicable for the Funds.

*	For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolios of Investments.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Fund, Large Company Fund, and Tactical Opportunity Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any, for Small Company Fund, Large Company Fund, Balanced Fund, Government Bond Fund, West Virginia Municipal Bond Fund, and Tactical Opportunity Fund are declared and paid annually.

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Notes to Financial Statements and Financial Highlights

June 30, 2024 (Unaudited)

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted over the estimated lives of such securities for financial statement purposes using the effective interest method. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes – It is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, (the “Code”) and to distribute to shareholders each year substantially all of its income. As of and during the period ended June 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have not incorporated uncertain tax positions that require a provision for income taxes and federal and state taxing authorities.

The Funds may be subject to taxes imposed by governments of countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income is earned.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Derivative Instruments and Hedging Activities – The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price; 4) possible adverse tax consequences; and 5) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Changes in interest rates will affect the value of a Fund’s investments. In general, as interest rates rise, bond prices fall, and as interest rates fall, bond prices rise. Interest rate risk is generally greater for funds that invest a significant portion of their assets in high yield securities.

Writing Covered Call Options and Purchasing Put Options

The Funds will not write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable forms without further payment or after segregating cash in the amount of any further payment.

The Funds will not purchase a put option on an individual security unless the security is held in the Fund’s portfolio.

Semi-Annual Report | June 30, 2024	37

Notes to Financial Statements and Financial Highlights

June 30, 2024 (Unaudited)

Option contracts (options) - are rights to buy or sell a security for a specified price within a specified period. The seller of the option receives a payment, or premium, from the buyer, which the seller keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the over the counter (OTC) market and may be bought or sold on a wide variety of securities. There were no options held as of or for the six months ended June 30, 2024.

A Fund may buy and/or sell the following types of options:

Call Options – A call option gives the holder (buyer) the right to buy the underlying security from the seller (writer) of the option. A Fund may use call options in the following ways:

››	Buy call options on a security in anticipation of an increase in the value of the security; or
››	Sell call options on a security to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying security. If a Fund writes a call option on a security that it owns and that call option is exercised, a Fund must deliver the security to the buyer and foregoes any possible profit from an increase in the market price of the security over the exercise price plus the premium received.

Put Options – A put option gives the holder the right to sell the security to the writer of the option. A Fund may use put options in the following ways:

››	Buy put options on a security in anticipation of a decrease in the value of the security; or
››	Write put options on a security to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the security. In writing puts, there is a risk that a Fund may be required to take delivery of the security when its current market price is lower than the exercise price.

A Fund may also buy or write options, as needed, to close out existing option positions. Finally, a Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the security).

Market Risk – The Funds may incur losses due to political, regulatory, market, economic or social developments affecting the market(s) generally. Local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health crises, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on economic and market conditions.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Small Company Fund
Shares sold	452,935	931,375
Shares issued to shareholders in payment of distributions declared	–	95,274
Shares redeemed	(314,144)	(816,551)
Net increase resulting from share transactions	138,791	210,098
Common shares outstanding, end of period	8,452,132	8,313,341

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Notes to Financial Statements and Financial Highlights

June 30, 2024 (Unaudited)

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Large Company Fund
Shares sold	215,415	643,610
Shares issued to shareholders in payment of distributions declared	2,584	317,619
Shares redeemed	(813,238)	(1,528,935)
Net decrease resulting from share transactions	(595,239)	(567,706)
Common shares outstanding, end of period	13,936,631	14,531,870

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Balanced Fund
Shares sold	197,085	775,327
Shares issued to shareholders in payment of distributions declared	11,571	58,117
Shares redeemed	(501,127)	(910,314)
Net decrease resulting from share transactions	(292,471)	(76,870)
Common shares outstanding, end of period	7,206,923	7,499,394

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Government Bond Fund
Shares sold	1,267,988	2,843,550
Shares issued to shareholders in payment of distributions declared	26,046	57,071
Shares redeemed	(1,855,531)	(3,368,684)
Net decrease resulting from share transactions	(561,497)	(468,063)
Common shares outstanding, end of period	22,428,123	22,989,620

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
West Virginia Municipal Bond Fund
Shares sold	223,747	452,772
Shares issued to shareholders in payment of distributions declared	6,999	24,390
Shares redeemed	(386,262)	(1,297,883)
Net decrease resulting from share transactions	(155,516)	(820,721)
Common shares outstanding, end of period	8,909,042	9,064,558

Semi-Annual Report | June 30, 2024	39

Notes to Financial Statements and Financial Highlights

June 30, 2024 (Unaudited)

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Tactical Opportunity Fund
Shares sold	184,390	474,685
Shares issued to shareholders in payment of distributions declared	447	417
Shares redeemed	(200,601)	(373,408)
Net increase/(decrease) resulting from share transactions	(15,764)	101,694
Common shares outstanding, end of period	4,050,974	4,066,738

4. FEDERAL TAX INFORMATION AND TAX BASIS

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences were primarily attributable to non-deductible excise taxes paid. For the Funds’ most recent period ended June 30, 2024, permanent differences identified and reclassified among the components of net assets were as follows:

Fund Name	Paid-in Capital	Total Distributable earnings
Small Company Fund	$–	$–
Large Company Fund	$–	$–
Balanced Fund	$–	$–
Government Bond Fund	$–	$–
West Virginia Municipal Bond Fund	$(640)	$640
Tactical Opportunity Fund	$–	$–

For federal income tax purposes, the following amounts apply as of June 30, 2024:

Fund Name	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Income Tax Purposes (includes cost of derivatives)
Small Company Fund	$46,536,538	$(3,366,794)	$43,169,744	$75,660,417
Large Company Fund	$201,650,682	$(1,787,123)	$199,863,559	$136,129,470
Balanced Fund	$29,979,509	$(1,958,564)	$28,020,945	$69,706,416
Government Bond Fund	$233,070	$(9,651,397)	$(9,418,327)	$182,551,603
West Virginia Municipal Bond Fund	$164,174	$(6,142,445)	$(5,978,271)	$91,605,537
Tactical Opportunity Fund	$5,897,953	$(739,022)	$5,158,931	$40,528,503

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Notes to Financial Statements and Financial Highlights

June 30, 2024 (Unaudited)

The difference between book and tax basis for unrealized appreciation/(depreciation) for the Funds is attributable to wash sales, deferred dividends, premium amortization accruals, and commodity grantor trusts.

	For Year Ended December 31, 2023
Fund Name	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Total
Small Company Fund	$–	$362,902	$6,008,526	$6,371,428
Large Company Fund	$–	$1,427,369	$21,879,756	$23,307,125
Balanced Fund	$–	$2,001,991	$2,635,266	$4,637,257
Government Bond Fund	$–	$5,960,206	$–	$5,960,206
West Virginia Municipal Bond Fund	$1,882,105	$12,882	$–	$1,894,987
Tactical Opportunity Fund	$–	$362,269	$–	$362,269

	For Year Ended December 31, 2022
Fund Name	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Small Company Fund	$–	$–	$5,747,960	$–	$5,747,960
Large Company Fund	$–	$1,093,149	$33,187,657	$206,360	$34,487,166
Balanced Fund	$–	$1,684,615	$2,122,314	$–	$3,806,929
Government Bond Fund	$–	$3,641,903	$–	$–	$3,641,903
West Virginia Municipal Bond Fund	$1,862,599	$3,899	$7,469	$–	$1,873,967
Tactical Opportunity Fund	$–	$866,192	$282,704	$–	$1,148,896

As of December 31, 2023, the Funds' most recent year end, the components of distributable earnings on a tax basis was as follows:

Fund Name	Undistributed net investment income	Undistributed tax- exempt income	Accumulated net realized gain (loss) on investments	Other cumulative effect of timing differences	Net unrealized appreciation (depreciation) on investments	Total
Small Company Fund	$261,307	$–	$355,229	$–	$39,369,814	$39,986,350
Large Company Fund	$5,271	$–	$11,581,231	$–	$179,459,425	$191,045,927
Balanced Fund	$–	$–	$390,924	$2,928	$27,062,708	$27,456,560
Government Bond Fund	$120,522	$–	$(36,959,998)	$–	$(11,451,901)	$(48,291,377)
West Virginia Municipal Bond Fund	$6	$867	$(84,646)	$–	$(3,822,028)	$(3,905,801)
Tactical Opportunity Fund	$322,503	$–	$(1,948,474)	$–	$4,101,634	$2,475,663

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of December 31, 2023, the following amounts are available as carry forwards to the next tax year:

	Non expiring
Fund Name	ST	LT
Government Bond Fund	$7,458,093	$29,501,905
West Virginia Municipal Bond Fund	$–	$84,646
Tactical Opportunity Fund	$1,693,878	$254,596

Semi-Annual Report | June 30, 2024	41

Notes to Financial Statements and Financial Highlights

June 30, 2024 (Unaudited)

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee – WesBanco Investment Department is the Funds’ investment adviser (the “Adviser”). The Advisory Agreement between the Funds and the Adviser provides for an annual fee, accrued daily and paid monthly, equal to the percentage of each Fund’s average daily net assets as follows:

Fund Name	Investment Adviser Fee Percentage
Small Company Fund	0.75%
Large Company Fund	0.75%
Balanced Fund	0.75%
Government Bond Fund	0.60%
West Virginia Municipal Bond Fund	0.60%
Tactical Opportunity Fund	0.75%

The Adviser is contractually obligated to waive a portion of its fees and reimburse other expenses until February 28, 2023 in amounts necessary to limit the Tactical Opportunity Fund's operating expenses (including the organizational expenses of the Fund, but excluding interest expense, fees on borrowings and expenses associated with the Fund's investment in other investment companies, if any, extraordinary expenses, tax reclaim recovery expenses and proxy-related expenses) to an annual rate (as a percentage of the Fund's average daily net assets) of 1.75%. This expense limitation arrangement was not renewed upon its expiration on February 28, 2023. The Adviser is not entitled to recoup any of the fees or expenses waived or reimbursed within this expense limitation arrangement.

For the period ended June 30, 2024, the Adviser did not waive any fees due to expenses being under the limit.

Administrative Fee – ALPS Fund Services, Inc. (“ALPS”) provides the Funds with certain administrative personnel and services. The fees paid to ALPS are based on the daily average aggregate net assets of the Trust for the period, subject to an annual minimum (on the Trust level). The annual minimum fee will be allocated among the Funds using an equal per-Fund allocation. Any remaining amounts of the minimum fee after the per-Fund allocation will be allocated among the Funds based upon the relative net assets of each Fund.

Transfer Agent Fee – ALPS is the Transfer Agent and Dividend Disbursing Agent for the Funds. ALPS receives an annual base fee per Fund in addition to certain out-of-pocket expenses.

Distribution (12b-1) Fee – ALPS Distributors, Inc. (“ADI”), an affiliate of ALPS, serves as the Funds’ distributor. The Funds currently have no active distribution plan pursuant to Rule 12b-1 under the Act.

Shareholder Services Fee – Under the terms of Shareholder Services Agreements with WesBanco Bank ("WesBanco", an affiliate of the Adviser) and other financial institutions, the Funds may pay WesBanco as well as other financial institutions, up to 0.25% of average daily net assets. The fee is used to finance certain services for shareholders and to maintain shareholder accounts. WesBanco and other financial institutions may voluntarily choose to waive any portion of their fee, which arrangement they can modify or terminate at any time at their sole discretion.

Recordkeeping Fee – The Funds may pay recordkeeping fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders.

Custodian Fees – WesBanco is the Funds’ custodian. The custodian fee paid to WesBanco is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses. WesBanco may voluntarily choose to waive any portion of its fee. WesBanco can modify or terminate this voluntary waiver at any time at its sole discretion.

General – Certain Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

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Notes to Financial Statements and Financial Highlights

June 30, 2024 (Unaudited)

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended June 30, 2024 were as follows:

Fund	Purchases	Sales
Small Company Fund	$13,727,972	$12,852,487
Large Company Fund	20,422,147	30,537,071
Balanced Fund	5,302,550	8,561,037
Government Bond Fund	13,915,923	14,769,663
West Virginia Municipal Bond Fund	3,330,206	3,975,837
Tactical Opportunity Fund	5,024,545	3,956,090

Purchases and Sales of U.S. Government Securities, other than short-term securities, for the period ended June 30, 2024 were as follows:

Fund	Purchases	Sales
Balanced Fund	$–	$698,320
Government Bond Fund	11,173,050	15,610,716
West Virginia Municipal Bond Fund	3,330,206	3,975,837

7. CONCENTRATION OF RISK

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it is more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, as of June 30, 2024, 30% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

8. COMPENSATION OF TRUSTEES

None of the Trustees are entitled to receive any retirement, pension plan or deferred compensation benefits from the Trust. Interested Trustees receive the same compensation as Independent Trustees. No officers of the Funds are compensated by the Funds, but officers may be reimbursed by the Funds for travel and related expenses incurred in performing their duties.

9. RECENT ACCOUNTING PRONOUNCEMENT

In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 and can be applied through the deferred sunset date of December 31, 2024. Management has evaluated the impact of applying ASU 2020-04 and believes there will be no material impact to financial statements.

Semi-Annual Report | June 30, 2024	43

Notes to Financial Statements and Financial Highlights

June 30, 2024 (Unaudited)

10. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Shareholder Distributions for the Balanced Fund: On July 31, 2024, the Balanced Fund paid a monthly distribution of $0.08231 per share to common shareholders of record as of July 22, 2024.

Shareholder Distributions for Government Bond Fund and West Virginia Municipal Bond Fund: On August 1, 2024, the Government Bond Fund and the West Virginia Municipal Bond Fund paid daily distributions declared from July 1, 2024 to July 31, 2024 totaling $0.00071 and $0.00058 per share, respectively, to common shareholders.

44	www.wesmarkfunds.com

Additional Information

June 30, 2024 (Unaudited)

NOTICE TO STOCKHOLDERS

For the year ended December 31, 2023, 100% of the distributions from net investment income for West Virginia Municipal Bond Fund are exempt from federal income tax.

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended December 31, 2023, the percentages qualifying for the dividend received deduction available to corporate shareholders are as follows:

Fund Name	Percentage
Small Company Fund	100.00%
Large Company Fund	100.00%
Balanced Fund	85.38%
Tactical Opportunity Fund	66.25%

For the year ended December 31, 2023, the following percentages of total ordinary dividends paid by the Funds are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information will be reported in conjunction with the reporting of your distributions on Form 1099-DIV. The percentages were as follows:

Fund Name	Percentage
Small Company Fund	100.00%
Large Company Fund	100.00%
Balanced Fund	85.38%
Tactical Opportunity Fund	87.61%

Pursuant to Section 852(b)(3) of the Internal Revenue Code, Small Company Growth Fund, Large Company Fund, and Balanced Fund designated $6,008,526, $21,879,756, and $2,635,268, respectively as long-term capital gain dividends.

Semi-Annual Report | June 30, 2024	45

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
June 30, 2024 (Unaudited)

Not applicable for this reporting period.

46	www.wesmarkfunds.com

Item 9 – Proxy Disclosures for Open-End Management Investment Companies
June 30, 2024 (Unaudited)

Not applicable for this reporting period.

Semi-Annual Report | June 30, 2024	47

Item 10 – Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies
June 30, 2024 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended June 30, 2024:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Lawrence E. Bandi	$24,000	$—	$24,000
J. Christopher Gardill	$24,000	$—	$24,000
Gary J. Madich	$24,000	$—	$24,000
Jordan A. Miller, Jr.	$24,000	$—	$24,000
Total	$96,000	$—	$96,000

48	www.wesmarkfunds.com

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

As required by the 1940 Act, the Board of Trustees (“Board” or “Trustees”) of the WesMark Funds (“Funds”) has reviewed, at its May 2024 meeting, the Funds’ investment advisory contract with WesBanco Investment Department (“Adviser”). Prior to the May meeting the Board considered the materials to be requested from the Adviser in connection with their consideration of the renewal of the investment advisory agreement. Following a review and approval by the Funds’ Independent Trustees in executive session at the May meeting, the Board reviewed and approved the continuation of the Funds’ investment advisory agreement with the Adviser for the one-year period commencing on May 31, 2024. The Board’s decision to approve the investment advisory agreement reflects the exercise of its business judgment on whether to continue the existing arrangements.

The Board is aware that various courts, including the United States Supreme Court, have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation: the nature, extent and quality of the services provided by the Adviser, including the investment performance of a Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a Fund grows larger and whether fee levels reflect these economies of scale; any profits or indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser’s services and fees. The Funds’ Board is aware of these factors and is guided by them in its review of the Funds’ advisory contract to the extent they are appropriate and relevant, as discussed further below.

In connection with its review, the Board requests and receives a significant amount of detailed information about the Funds and the WesBanco organization. The Adviser and other service providers of the Funds provide much of this information at each regular meeting of the Board, and furnish additional material in connection with the particular meeting at which the Board’s formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board receives additional information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by information covering such matters as: the Adviser’s investment philosophy, personnel, and processes; a Fund’s short-and long-term performance (in absolute terms, and when compared to certain competitor or “peer group” funds and/or market benchmarks, as appropriate), and comments on the reasons for performance; a Fund’s expenses (including the advisory fee itself and the overall expense structure of a Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for any expense limitations); the use and allocation of brokerage commissions derived from trading a Fund’s portfolio securities; the nature and extent of the advisory and other services provided to a Fund by the Adviser and its affiliates; compliance and audit reports concerning the Funds; and relevant developments in the mutual fund industry and how the Funds and/or the Adviser are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. Changing circumstances drive the criteria considered and the emphasis placed on relevant criteria.

With respect to the nature, extent and quality of the services provided by the Adviser, the Board received and considered information concerning the nature, extent and quality of the services provided to the Funds. The Trustees considered the background and experience of the members of the portfolio management teams responsible for the day-to-day management of the Funds and considered the functioning of the portfolio management teams for the Funds. In addition, the Board received and considered information concerning the research function of the Adviser that supports its portfolio management teams. In particular, the Board discussed the Adviser’s recent addition of a senior investment professional and the accompanying reallocation of responsibilities. The Board discussed the Funds’ positioning in the marketplace and the Adviser’s execution on the investment strategy for each Fund. The Board concluded it was satisfied with the nature, extent and quality of the advisory capabilities (and related administrative services) and the commitment of the Adviser to provide high quality service to the Funds.

With respect to a Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be useful, given the high degree of competition within the mutual fund business. While mindful that courts have cautioned against giving such comparisons too much weight, the Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because it is believed that they are more relevant. For example, other mutual funds are the products most like the Funds, and they are readily available as alternative investment vehicles. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Funds compete. A Fund’s ability to deliver competitive performance when compared to its peer group may, depending upon the Fund’s investment strategy and positioning in the marketplace, be a useful indicator of how the Adviser is executing on the Fund’s investment program. The Funds are the only advisory clients of the Adviser. However, personnel of the Adviser assist in the provision of asset management services for clients of affiliates of the Adviser. The Board is aware of these arrangements and is briefed on any material changes to these arrangements.

The Board reviewed the one-year and three-year periods ending in March 31, 2024 of each Fund in comparison to the performance of the average of each Fund’s respective peer group. For the one-year period, the performance of the WesMark Large Company Fund and WesMark Small Company Fund were above the average of its respective peer group. The performance of the WesMark Balanced Fund, the WesMark Government Bond Fund, the WesMark Tactical Opportunity Fund and the WesMark West Virginia Municipal Bond Fund was below each respective peer group average for the one-year period. For the three-year period, the performance of the WesMark Balanced Fund, the WesMark Large Company Fund and the WesMark Small Company Fund was above the average of its peer group. The performance of the WesMark Government Bond Fund, the WesMark Tactical Opportunity Fund and the WesMarkWest Virginia Municipal Bond Fund was below each respective peer group average for the three-year period. The Board also reviewed the performance of the Funds for the first quarter of 2024 and for longer performance periods. The Board also noted that the peer performance comparisons for the WesMark West Virginia Municipal Bond Fund were of limited value because of the unique nature of the West Virginia municipal bond market and the limited number of municipal bond funds dedicated to West Virginia. The Board also noted that the peer comparisons to the WesMark Tactical Opportunity Fund were challenging to evaluate given the relatively unique nature of the Fund. Overall the Board concluded that it was satisfied with the performance of the Funds and was satisfied with the Advisor’s capabilities, undertakings and the commitment of the Adviser to provide high quality services to the Funds and to seek to improve the performance of Fund(s) that have underperformed. The Board will continue to monitor these efforts and performance of the Funds.

Semi-Annual Report | June 30, 2024	49

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

The Board requested and reviewed a report prepared by an independent rating organization which compared each of the Fund’s fees, including gross advisory fees, for the calendar year ending December 31, 2023, to a peer group including the applicable WesMark Fund compiled by the independent rating organization. The report indicated the gross investment advisory fee for the WesMark Government Bond Fund, WesMark Large Company Fund, WesMark Balanced Fund and the WesMark West Virginia Municipal Bond Fund was above the median for each respective peer group. The gross investment advisory fee for the WesMark Small Company Fund and WesMark Tactical Opportunity Fund were below the median for their respective peer group. The Board also reviewed the other information provided in the report such as the Funds’ total expense ratios verses those of the selected peer groups. Based on the review of the report, the Board concluded it was satisfied that the advisory fees and overall expense structure of the Funds remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Funds.

The Board also considered whether “economies of scale” may exist and whether the Funds benefit from any such economies. The Board noted each of the Funds is of relatively small size relative to many of its peers and had not experienced meaningful asset growth over the past year. Under these circumstances, the Board concluded there were no meaningful “economies of scale” enjoyed by the Adviser in managing the Funds. However, the Board noted shareholders of a Fund may benefit from an increase in size of the Fund due to the fixed expenses of the Fund being spread over a larger asset base potentially resulting in lower expense ratios for the Funds.

The Board also receives financial information about the Adviser, including information on the profitability of the Adviser on a fund-by-fund basis. Although the Board considered the profitability of the Adviser on a fund-by-fund basis, in the Board’s view, the cost of performing advisory services on a fund-specific basis is difficult to estimate satisfactorily as it involves making certain assumptions in the allocation of expenses and is a relatively minor consideration in its overall evaluation. The Board therefore determined that, although the Adviser’s profitability did not seem excessive, the profitability analysis was of limited value.

The Board considered, in addition to the advisory fees, the compensation and benefits received by the Adviser and its affiliates from their relationship with the Funds. This included fees received for services, such as custody and shareholder servicing, provided to the Funds by other entities in the WesBanco organization and research and trading services received by the Adviser from brokers (or from third parties with which these broker-dealers have arrangements) that execute fund trades (“soft dollar arrangements”). The Trustees considered the benefit to the Adviser and its affiliates from such soft dollar arrangements, including that the services received are of value to the Adviser in advising the Funds and that the Adviser might otherwise be required to separately purchase such services. The Trustees concluded that the “soft dollar” arrangements appeared to benefit the Funds and did not seem unreasonable. The Board also concluded that the amounts received by the Advisor or its affiliates for the provision of custody and shareholder servicing did not appear unreasonable.

In assessing the Adviser’s performance of its obligations, the Board also considers whether a circumstance or event has occurred that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. Thus, the Board’s “selection” or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Funds. The Board concluded that, in light of the factors discussed above, including the nature, extent, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.

The Board based its decision to renew the advisory contracts for another year on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. The Board does not consider any one factor to be determinative and based its decision to approve the Funds’ investment advisory contract with the Adviser on the totality of the circumstances and with a view of past and future long-term considerations. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that the Adviser’s performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

50	www.wesmarkfunds.com

WesMark Funds℠

WesMark Small Company Fund	» WMKSX
WesMark Large Company Fund	» WMKGX
WesMark Balanced Fund	» WMBLX
WesMark Government Bond Fund	» WMBDX
WesMark West Virginia Municipal Bond Fund	» WMKMX
WesMark Tactical Opportunity Fund	» WMKTX

WesBanco

WesBanco Investment Department, Investment Adviser
A Division of WesBanco Bank, Inc.

Must be accompanied or preceded by a Prospectus.

ALPS Distributors, Inc., Distributor

WMK000587

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Any Changes in and Disagreements with Accountants information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Any Proxy Disclosures information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Any Remuneration Paid to Directors, Officers, and Others information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Any Statement Regarding Basis for Approval of Investment Advisory Contract information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex.99.Cert.

(b)	A certification of the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex.99.906.Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	WesMark Funds

By	/s/Robert McGee
Robert McGee President and Chief Executive Officer (Principal Executive Officer)
Date	September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/Robert McGee
Robert McGee President and Chief Executive Officer (Principal Executive Officer)
Date	September 6, 2024

By	/s/ Steven Kellas
Steven Kellas Treasurer and Chief Financial Officer (Principal Financial Officer)
Date	September 6, 2024